Exception Grades
Run Date - 12/4/2024 5:46:31 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15109763			Credit	Credit	Miscellaneous	Credit	Pending Internal Customer Final Collateral Package Review						Reviewer Comment (2019-12-30): Client has accepted the collateral package	12/30/2019			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15109764			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Missing Secondary Valuation.						Reviewer Comment (2020-01-02): Secondary product provided supporting origination value	01/02/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15548863			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		CU Risk Score is 4.3.				Reviewer Comment (2020-01-02): Secondary product provided supporting origination value	01/02/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549278			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	The borrowers have owned this company for less than two years. Only a loss was calculated.				Reviewer Comment (2020-01-29): Business stated XXXXX of XXXXX, therefore no XXXXX return available. Minor loss offset against consumer's other positive income Seller Comment (2020-01-28): Attached is the tax returns provided previously that should clear this condition. All of our positive income being used we have start dates being greater than 2 years ago. The employment history requirement have been met. Please rescind.	01/29/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549311			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared. Seller Comment (2020-01-24): Please see attached	01/25/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549312			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared. Seller Comment (2020-01-24): please see attached	01/25/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549313			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared. Seller Comment (2020-01-24): please see attached	01/25/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549314			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared.	01/25/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549315			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared.	01/25/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549316			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-29): Business stated XXXXX of XXXXX, therefore no XXXXX return available. Minor loss offset against consumer's other positive income	01/29/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549317			Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	2 years personal and business tax returns are not signed and dated.				Reviewer Comment (2020-01-29): Business stated XXXXX of XXXXX, therefore no XXXXX return available. Minor loss offset against consumer's other positive income	01/29/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549318			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	All returns are not signed.				Reviewer Comment (2020-01-13): Client has elected to Waive			01/13/2020	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549319			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to missing income documentation.				Reviewer Comment (2020-01-25): Updated signed tax returns provided in trailing, exception cleared.	01/25/2020			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549320			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	The lender contact name and contact NMLS ID were not provided.				Reviewer Comment (2019-12-26): Client elects to Waive			12/26/2019	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88129986	15549321			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $730.00 exceeds tolerance of $610.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal fee disclosed as $610 on the LE dated XX/XX/XX; but disclosed as $730 on the Final Closing Disclosure. Cure was provided.						12/24/2019		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15274473			Credit	Credit	Miscellaneous	Credit	Pending Internal Customer Final Collateral Package Review						Reviewer Comment (2019-12-26): Client has accepted the collateral package	12/26/2019			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15274474			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Missing Secondary Valuation.						Reviewer Comment (2019-12-30): Secondary product provided supporting the origination value	12/30/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514138			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXXX. Lease Agreement and/or Tax Return not provided.	Lease agreement is missing.				Reviewer Comment (2020-01-09): Lease provided Seller Comment (2020-01-09): (XXXXX) Lease is still valid Reviewer Comment (2020-01-06): No new documents were provided to support rental income per Appendix Q. Please provide a current lease. Reviewer Comment (2019-12-30): Per Appendix Q a current lease is required along with signed tax returns when rental income is being used. The images are missing a current Lease. Seller Comment (2019-12-27): (XXXXX) Added tax returns and rental income calculation	01/09/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514139			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	1120 S Returns are not signed.				Reviewer Comment (2020-01-06): Signed returns provided. Reviewer Comment (2019-12-30): The loan application date was XX/XX/XX, the prior years tax returns XXXXX have been extended, but the qualification of the consumer was based on tax returns that were not for the most recent year, the EV2 level exception is valid. Seller Comment (2019-12-27): (XXXXX) Provided 1120 transcripts in lieu of signatures	01/06/2020			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514140			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	A two year history is not present.				Reviewer Comment (2020-01-09): Balance sheet provided Seller Comment (2020-01-09): (XXXXX) FYI. Balance sheet for Sch C, its for a property so there is nothing else to report Reviewer Comment (2020-01-06): Please provide a balance sheet for the schedule C as this is required. Reviewer Comment (2019-12-30): Pending a balance sheet for additional review	01/09/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514142			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Missing a third party verification of business				Reviewer Comment (2020-01-09): Not required as only loss is used to offset the income to qualify Seller Comment (2020-01-09): (XXXXX) FYI. Balance sheet for Sch C, its for a property so there is nothing else to report on this document. Reviewer Comment (2020-01-06): There is still missing Balance sheet, Lease for rental income, and reserves. Reviewer Comment (2019-12-30): The borrower schedule C losses are missing a balance sheet and a third party. Please provide a balance sheet	01/09/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514148			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to insufficient reserves and missing income documentation..				Reviewer Comment (2020-01-09): ATR pass	01/09/2020			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	81080865	15514149			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Failure due to insufficient reserves and missing income documentation.
Reviewer Comment (2020-01-09): Loan Designation is now passing SHQM

Seller Comment (2020-01-09): (XXXXX) Please see write up and assets. We feel the reserves guidelines are met, 6 months on subject and 6 months on other property as per guidlines

Reviewer Comment (2020-01-06): lease, balance sheet and asset reserves are still not satisfied.

Reviewer Comment (2019-12-30): Per Appendix Q a current lease is required along with signed tax returns when rental income is being used. The images are missing a current Lease. Reserves are also not met

Seller Comment (2019-12-27): (XXXXX) Added tax returns and rental income calculation

Seller Comment (2019-12-27): (XXXXX) Uploaded 1008 and bank statements.  $54K in total reserves.

																			01/09/2020			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	B	A	C	A	C	A	Safe Harbor QM	Temporary SHQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87844801	15530229			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Review of Preliminary Title and current mortgage statement supports H-9 Right to Cancel should have been disclosed to Borrower(s) at the time of consummation. Subject to rescission.				Reviewer Comment (2020-01-07): RTC/LOE and delivery confirmation in file. Exception cleared.	01/07/2020			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87844801	15530230			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Review of income documentation audit requesting additional paystubs to support letter of explanation and YTD qualifying income.				Reviewer Comment (2019-12-18): Exception cleared,	12/18/2019			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
[redacted]	[redacted]	[redacted]	[redacted]	83984689	16085672			Credit	Credit	Miscellaneous	Credit	Pending Internal Customer Final Collateral Package Review						Reviewer Comment (2020-02-21): Client has accepted the collateral package	02/21/2020			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	83984689	16085673			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Missing Secondary Valuation.						Reviewer Comment (2020-02-24): Secondary product provided to support origination value.	02/24/2020			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
[redacted]	[redacted]	[redacted]	[redacted]	83984689	16371714			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name).	Lender contact information was not provided on final Closing Disclosure.				Reviewer Comment (2020-02-20): Client elects to waive			02/20/2020	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83984689	16374964			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,554.00 exceeds tolerance of $2,239.00 plus 10% or $2,462.90. Sufficient or excess cure was provided to the borrower at Closing.	The total of the Title Fees and Recording Fee reflected on the Final Closing Disclosure is $2,554.00, the Loan Estimate disclosed $2239. Cost to Cure indicated on the Final Closing Disclosure is $91.10.						02/19/2020		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23790529			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure is due to QM failure. Once all QM specific exceptions have been cured/cleared this exception will be cleared.				Reviewer Comment (2021-11-23): Document provided XX/XX/XX. Exception cleared XX/XX/XX. Seller Comment (2021-11-19): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.	11/23/2021			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23790538			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of 3.34545% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $26,929.65 on a Federal Total Loan Amount of XXXXX vs. an allowable total of $24,148.93 (an overage of $2,780.72 or .34545%).	Loan discount points may be removed with evidence of the undiscounted rate and undiscounted rate price.				Reviewer Comment (2021-11-23): Document provided XX/XX/XX. Exception cleared XX/XX/XX. Seller Comment (2021-11-19): See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 1% higher than APOR which allows for 2% bonafide discount to be excluded from QM.	11/23/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23790819			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,225.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,225.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2021-11-16): Sufficient Cure Provided At Closing		11/16/2021		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23791385			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2021-11-29): Received XXXXX dated XX/XX/XX with the value of XXXXX, which gives variance of 0.00% from the appraised value. Hence, exception cleared.	11/29/2021			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23792117			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by XXXXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-11-22): Received Replacement cost estimator for subject property HOI coverage updated the details. Exception Cleared Seller Comment (2021-11-19): XX/XX/XX - MJP: Please see attached Insurance and RCE. Seller Comment (2021-11-19): Insurance and RCE	11/22/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81418311	23837614			Property	Valuation	General	Valuation	Valuation Product pending		XXXX / 2 days - XXXX - No MLS Sheets				Reviewer Comment (2021-11-29): Received XXXXX dated XX/XX/XX with the value of XXXXX, which gives variance of 0.00% from the appraised value. Hence, exception cleared. Reviewer Comment (2021-11-24): Valuation Received - XX/XX/XX	11/29/2021			1		A		A		A		A		A		CA	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84104208	24747910			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		The Insurance information was not found in the file for the property located at XXX				Reviewer Comment (2022-02-17): HOI policy provided - exception cleared Seller Comment (2022-02-16): Please see attached HOI verification to clear this condition.	02/17/2022			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86037114	25531910			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $17 due to increase of recording fee. No valid COC provided, Cure provided.				Reviewer Comment (2022-05-05): Sufficient Cure Provided At Closing		05/05/2022		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87264304	25423996			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $30,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $30,000.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2022-04-27): XXXXX upon further review received a revised CD dated XXXXX and COC dated XXXXX for Loan Origination Compensation fee added.

Seller Comment (2022-04-26): CS XX/XX/XX The origination started as lender paid when the loan was first locked. Due to this the compensation will not show on the Loan estimate. On XX/XX/XX there was a Change Of Circumstance done changing the compensation form lender paid to borrower paid. By switching this to borrower paid, it reduces the need to charge discount points because the borrower is paying the compensation directly. There was a Closing disclosure that went out following for re-disclosure. Please see attached Closing disclosure and Change Of Circumstance form.

																			04/27/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87264304	25424448			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purpose.				Reviewer Comment (2022-05-05): XXXXX received and verified the details. Exception Cleared.	05/05/2022			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87264304	25428024			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure issued on XX/XX/XX was not provided within 3 business days of consummation. No evidence of early receipt located in file				Reviewer Comment (2022-04-28): XXXXX received XX/XX/XX CD and proof of receipt. Seller Comment (2022-04-26): CS XX/XX/XX Please see attached security instrument, CD, and TRID worksheet. THe initial CD was sent and acknowledged on XX/XX/XX, which meets the 3 day requirement before the closing date of XX/XX/XX.	04/28/2022			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87264304	25506526			Property	Valuation	General	Valuation	Valuation Product pending		XXXXX/ 2 days - XXXXX - No MLS Sheets				Reviewer Comment (2022-05-05): XXXXX received and verified the details. Exception Cleared. Reviewer Comment (2022-05-03): Valuation Received - XX/XX/XX	05/05/2022			1		A		A		A		A		A		NY	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89218628	25292626			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2022-06-06): Documentation has been provided to clear the QM failures.	06/06/2022			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89218628	25292627			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Tax transcripts for XXXXX were missing in this file.
Reviewer Comment (2022-06-03): Documentation provided, exception cleared.

Seller Comment (2022-06-01): XXXXX K1 for XXXXX and most recent signed 1040s

Reviewer Comment (2022-06-01): One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L

Seller Comment (2022-05-31): Rebuttal Letter. Thank you!

Reviewer Comment (2022-04-20): The K-1 Income loss was used for calculation; however, the K-1 for XXXXX is missing from the loan file.  Please provide the XXXXX K-1 for Borrower used in calculations.

Seller Comment (2022-04-19): Please see rebuttal and advise: returns in file show ownership %, transcripts not required per guidelines

																			06/03/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89218628	25294381			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of the borrower's employment was missing from the loan file.
Reviewer Comment (2022-06-06): Documentation provided.

Reviewer Comment (2022-06-03): Documentation provided, Exception cleared.

Seller Comment (2022-06-01): Post close VOE

Reviewer Comment (2022-06-01): Post close VVOE is allowed per AUS

Seller Comment (2022-05-31): Appears VOE was completed on Self Empl form. Will investor allow a post closing VOE to be completed?

Reviewer Comment (2022-04-20): The Verification of Wage income reflecting the Start date for Borrower is missing from the loan file.  The VOE within the loan file just reflects Internet, with no other information.

Seller Comment (2022-04-19): Please see attached VOE for XXXXX

																			06/06/2022			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82878832	25636024			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The auto account with XXXXX is noted as being 30 days past due; AUS required the past due be made current. Evidence was not in file.				Reviewer Comment (2022-05-25): Updated XXXXX auto loan statement has been provided showing no past due amount. Seller Comment (2022-05-19): uploading letter from the underwriter	05/25/2022			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86020075	28863857			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							08/02/2023	2	B	B	B	B	B	B	B	B	B	B		PA	Second Home	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86020075	28863889			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's.				Reviewer Comment (2023-08-09): Client elects to waive. Seller Comment (2023-08-08): Invalid Condition - Personal returns uploaded			08/09/2023	2	B	B	B	B	B	B	B	B	B	B		PA	Second Home	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86020075	28863952			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $134.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $125.00 on LE but disclosed as $134.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing				Reviewer Comment (2023-08-02): Sufficient Cure Provided At Closing		08/02/2023		1	A	A	A	A	A	A	A	A	A	A		PA	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86020075	28863974			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2023-08-14): Initial LE dated XX/XX/XX provided. Exception cleared. Seller Comment (2023-08-11): LE XX/XX/XX Reviewer Comment (2023-08-10): Initial LE in current loan file is dated XX/XX/XX. XX/XX/XX is not within three days of the application date of XX/XX/XX. This is a timing exception showing no visible means of cure in the current loan file. Seller Comment (2023-08-08): LE was within 3 days of application, credit was pulled on XX/XX/XX for XXXXX alone. Condition to be waived	08/14/2023			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87903778	29166546			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2023-10-16): Itemization received. Offset applied for seller paid discount points. Loan no longer exceeds QM P&F.	10/16/2023			1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87903778	29166547			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.98460% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $XXXX ).	QM Points and Fees exceed allowable threshold by XXXX				Reviewer Comment (2023-10-16): Itemization received. Offset applied for seller paid discount points. Loan no longer exceeds QM P&F. Seller Comment (2023-10-11): The price of the Par rate(undiscounted rate) is $0.00. Discount points and underwriting fee are being covered by seller credit and are not included in the QM testing. Please see attached itemization of seller paid fees for reference.	10/16/2023			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325239			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-18): XX/XX/XX NR: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325240			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records.	Business returns are not signed and dated. Unable to verify Partnership income using reasonably reliable third-party records. (XXXXX).				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-11): XX/XX/XX KM: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325241			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Tax returns are not signed and dated. Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXXXX/Schedule C)				Reviewer Comment (2024-04-23): 4506C acceptable in lieu of signed returns. Exception cleared. Seller Comment (2024-04-11): XX/XX/XX KM: 4506-c provided as an acceptable alternative to signing the returns.	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325242			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-04-18): Client elects to waive.			04/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325243			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							04/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325253			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.		E-sign Consent Agreement is missing.				Reviewer Comment (2024-04-18): Received and associated E-Sign Consent Agreement. Details updated. Exception cleared. Seller Comment (2024-04-18): See attached XXXXX cert which confirms the borrowers consented to use of electronic disclosures prior to being sent the initial package. PLease see attached highlighted certificate.	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30325308			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document..	SitusAMC,Aggregator	Reviewer Comment (2024-06-18): .			06/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88833579	30408308			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures.
Reviewer Comment (2024-04-23): Proof of earlier consent provided, exception cleared

Seller Comment (2024-04-23): Please see attached e-sign cert.

Reviewer Comment (2024-04-22): XXXXX received e-consent dated XX/XX/XX.The consumer went through the eConsent process on XX/XX/XX, the consumer acknowledged the receipt of the LE on XX/XX/XX. But the loan application date was XX/XX/XX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-04-19): See attached XXXXX cert which confirms the borrowers consented to use of electronic disclosures prior to being sent the initial package. PLease see attached highlighted certificate.

																			04/23/2024			1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87672415	30457152			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		Initial Rate Lock rate date is missing.				Reviewer Comment (2024-05-01): Initial Rate Lock document associated and date updated. Exception is cleared. Seller Comment (2024-05-01): See attached. Thank you!	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87672415	30457176			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87672415	30457177			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate lock date is missing.							04/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89765838	31258783			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		File is missing a copy of HOA for property address XXXXX.
Reviewer Comment (2024-08-28): Property History Report received to verify Tax amount. HOA is not applicable. Exception is cleared.

Seller Comment (2024-08-27): XX/XX/XX kg: The attached REO tax documentation for the REO shows $XXXXX for the property tax annual amount The HOI is $XXXXX  +  taxes in the amount of $XXXX = $1,406.77.

Reviewer Comment (2024-08-08): Final 1003 reflects $1406.77 in other payment section. Out of that considered HOI $169.64/m and Taxes $1,137.08/m total $1,306.72, difference is $100.05. Please provide supporting document for the same. Exception remains.

Seller Comment (2024-08-08): XX/XX/XX kg: the REO located at XXXXX is a SFR with no HOA dues.

																			08/28/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487199			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Reviewer Comment (2024-05-28): Loan designation HPQM (APOR) per client. Exception cleared.

Reviewer Comment (2024-05-23): After further review, it was determined the loan is HPQM (APOR)  and was submitted incorrectly as SHQM (APOR). See doc 090 and 187. Client to review and advise if loan can be re-designated.

Reviewer Comment (2024-05-23): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

Seller Comment (2024-05-20): Please advise is anything is needed for his. QM/ATR was provided.

Reviewer Comment (2024-05-15): The business entity listing is not date; must be dated within 120 days of the Note to clear exception.

Seller Comment (2024-05-09): Please see the attached QM/ATR info. Loan shows at HPML: Y

																			05/28/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487200			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The File is missing a copy of Third Party Verification for the schedule C business.				Reviewer Comment (2024-05-23): Exception for schedule C income cleared; income reported is from S-corp, compensation to officer. Seller Comment (2024-05-16): Business search with date Reviewer Comment (2024-05-15): The business entity listing is not date; must be dated within 120 days of the Note to clear exception. Seller Comment (2024-05-14): third party search Seller Comment (2024-05-09): Business search	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Record of account tax period XXXXX no record of return filed. The file contained a copy of the XXXXX business tax returns.				Reviewer Comment (2024-05-08): Client elects to waive.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487203			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.				Reviewer Comment (2024-05-13): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-05-09): It appears amounts match, but here is a copy of the PCCD in case the Final CD wasn't legible.		05/13/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487210			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Calculated Available for Reserves of $1,480.87 is less than AUS Available for Reserves of $4,152.00.				Reviewer Comment (2024-05-15): Source of the EMD associated and details updated. Sufficient Reserves available per AUS findings. Exception is cleared. Seller Comment (2024-05-15): With the EM verified, the reserves should be there. (see check and statement uploaded).	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487213			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Calculated qualifying asset balance of $95,405.04 is less than AUS qualifying asset balance of $96,682.25.				Reviewer Comment (2024-05-15): EMD source provided.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83497547	30487547			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Unable to source Escrow Deposit of $5000.00.				Reviewer Comment (2024-05-10): Source of the EMD associated and details updated. Exception is cleared. Seller Comment (2024-05-10): Copy of check and bank statement for escrow deposit	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86810789	30616663			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							05/24/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86810789	30617836			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-05-31): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-05-30): TRID Disclosure History and initial Closing disclosure Seller Comment (2024-05-30): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86810789	30617928			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-31): Undiscounted rate price provided, exception cleared Seller Comment (2024-05-30): QM Finding Seller Comment (2024-05-30): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	05/31/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86810789	30617930			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $31,160.32 (an overage of $XXX).	QM Points and Fees threshold exceeded by $XXX.				Reviewer Comment (2024-05-31): Undiscounted rate price provided, exception cleared Seller Comment (2024-05-30): QM Finding Seller Comment (2024-05-30): See attached passing QM test with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941398			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-03): Client elects to waive.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941399			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX/Partnership. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-07-03): Client elects to waive.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941400			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-03): Client elects to waive.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941401			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-07-03): Client elects to waive.			07/03/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941433			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-08-21): Final title was provided.	08/21/2024			1	A	A	A	A	A	A	A	A	A	A		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82298939	30941437			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-07-24): Final Title Policy received and associated. Exception is cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82531625	31177796			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							07/22/2024	2	B	B	B	B	B	B	B	B	B	B		KY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82531625	31177797			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							07/22/2024	2	B	B	B	B	B	B	B	B	B	B		KY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80812342	30756185			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80812342	30925830			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-06-25): Client elects to waive. Seller Comment (2024-06-25): 2055			06/25/2024	2		B		B		B		B		B		CA	Second Home	Purchase		B	B	B	B	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85373952	30696463			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.							06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85373952	30696465			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $151.00 plus 10% or $166.10. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $300.00 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $151.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-13): XXXXX Reviewer Comment (2024-06-13): XXXXX received corrected PCCD & LOE. Seller Comment (2024-06-12): PCCD		06/13/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85373952	30696547			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): .			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85373952	30717031			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Missing tax and insurance verification for XXXXX				Reviewer Comment (2024-06-17): Tax Verification received and associated. Insurance is not applicable as property is vacant land. Exception is cleared. Seller Comment (2024-06-14): You are looking at the borrower's mailing address. Tax Bill shows property address of XXXXX Reviewer Comment (2024-06-13): Received Tax verification is for XXXXX is not acceptable. Please note, we require REO documents for property located at XXXXX. Exception remains. Seller Comment (2024-06-12): REO tax. Property is vacant land, insurance not required.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83218283	31018185			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.
Reviewer Comment (2024-09-05): Received Disaster Inspection reflecting no damage. Exception cleared.

Reviewer Comment (2024-08-30): Disaster End Date is XX/XX/XX declared end date. Exception remains.

Seller Comment (2024-08-29): (XXXXX) See appraisal uploaded with XX/XX/XX disaster update noted on pg 3

Reviewer Comment (2024-08-20): Per comments on page 3 of 1004 report, no damage found on date XX/XX/XX however we require inspection report on or after XX/XX/XX verifying there was no damage. Please provide Property Inspection Report to clear this exception. Exception remains.

Seller Comment (2024-08-19): (XXXXX) See page 3 additional comments and page 6 signature date of reinspection. Please advise if acceptable.

Reviewer Comment (2024-08-08): Received 1004 report with effective date XX/XX/XX is already in file. Please provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date. Exception remains.

																			09/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83218283	31019158			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.				Reviewer Comment (2024-08-08): XXXXX received lender attestation on CD with missing issue date was not issued to borrower	08/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31158040			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-07-24): Client elects to waive.			07/24/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31158045			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							07/17/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31158093			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.				Reviewer Comment (2024-08-26): XXXXX received LE dated XX/XX/XX.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31158100			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		File is missing a copy of Third Party Verification for sole proprietor business XXXXX.
Reviewer Comment (2024-09-23): Received third party verification. Exception cleared.

Reviewer Comment (2024-09-23): Re-opened to clear.

Buyer Comment (2024-08-30): (XXXXX) Unable to Clear: Hi, Please requst exception to condition for Verification of self employment.

Seller Comment (2024-08-29): (XXXXX) We should be good on this file.  The business license pulled post closing shows still active.  This is a JUMBO loan product no HPML issue.  Please clear.

Reviewer Comment (2024-08-23): Received Business License dated XX/XX/XX is post note date hence can not be considered. Please provide verification document within 120 calendar days prior to the note date. Exception remains.

																			09/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31158252			Compliance	TRID	Document Error	TRID	TRID Closing Disclosure: "Product" in Loan Details section is blank.		"Product" in Loan Details section is blank and Product Description Match is answered "Yes". Please verify data and correct. If the Product field is verified to be blank on the actual CD, then answer Product Description Match field "No"				Reviewer Comment (2024-08-27): Product matches	08/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84108501	31169757			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued.				Reviewer Comment (2024-08-26): XXXXX received LOA to remove document(s) 307 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80531008	31094947			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/11/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81743639	31258196			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Discloser provided to the borrower XX/XX/XX, same day as closing.				Reviewer Comment (2024-08-07): XXXXX received initial CD. Seller Comment (2024-08-06): CT XX/XX/XX: Please see attached initial Closing Disclosure dated XX/XX/XX	08/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81743639	31258197			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,285.60 exceeds tolerance of $-7,197.00. Insufficient or no cure was provided to the borrower.	Lender credit last disclosed on Loan Estimate $6,285.60 and $7,197.00 on the final closing disclosure. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $911.40, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-09): XXXXX received additional information with supporting rate lock confirmation for the pricing change and lender credit was decreased. Seller Comment (2024-08-08): CT XX/XX/XX: Please see attached Rate Lock Request and corresponding disclosure. On XX/XX/XX the lock was extended, negative pricing of $-6,285.60 was disclosed on the XX/XX/XX Closing Disclosure.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86292826	31065768			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							07/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86292826	31065776			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $510.00 exceeds tolerance of $505.00. Sufficient or excess cure was provided to the borrower at Closing.	0% tolerance was exceeded by $05.00 due to increase in Appraisal Fee. Cure is already provided at closing, please override this exception.				Reviewer Comment (2024-07-08): Sufficient Cure Provided At Closing		07/08/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89631779	31166118			Compliance	Compliance	Federal Compliance	Compliance	Buydown Agreement and Buydown Deposit Discrepancy - Buydown Terms Not Considered	HUD/CD reflects Temporary Buydown Amount in the amount of $29,460.24. Temporary Buydown Agreement not in file. Unable to determine if temporary buydown amount collected is sufficient per terms of Buydown Agreement Payment Schedule. Additional subsidy or refund/credit of overage XXXXX be required if amount collected does not match terms of buydown agreement.	The file is missing a copy of an updated Temporary Buydown Agreement.				Reviewer Comment (2024-07-29): Received Temporary Buydown Agreement verified and updated the details. Exception cleared. Seller Comment (2024-07-26): uploaded already on other condition. please clear asap.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89631779	31167613			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Buydown Term is missing.		The file is missing a copy of an updated Temporary Buydown Agreement.				Reviewer Comment (2024-07-24): Received Temporary Buydown Agreement verified and updated the details. Exception Cleared. Seller Comment (2024-07-23): buydown agreement	07/24/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31188233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-09-03): XXXXX Separate exception cited.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31188234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2024-09-03): XXXXX Received LOA to remove incomplete CD from testing.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31188246			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-09-26): Final title was provided.	09/26/2024			1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31193593			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date.				Reviewer Comment (2024-09-03): XXXXX Received LOA to remove incomplete CD from testing.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31193736			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-09-03): Received Final title policy verified and updated the details. Exception Cleared.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31194562			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Interest Rate Adjustments	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XX did not disclose the Interest Rate Adjustments.	Interest Rate Adjustments field on the AIR Table should be 1% but CD shows XXX%.				Reviewer Comment (2024-09-19): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-19): correct status Reviewer Comment (2024-09-19): Upon further review AIR table correctly disclosed		09/19/2024		2	C	B	C	B	C	B	C	B	C	B		HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31194563			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.	AIR table shows Minimum Interest Rate of XXXX%.				Reviewer Comment (2024-09-18): XXXXX received Letter of Explanation & Corrected Closing Disclosure.		09/18/2024		2	C	B	C	B	C	B	C	B	C	B		HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82169782	31566333			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	CD XX/XX/XX is located in file. Please provide the CD issued to borrower prior to consummation for review or documentation the final CD was provide to borrower 3 business days prior to review.				Reviewer Comment (2024-09-25): XXXXX received initial CD. Reviewer Comment (2024-09-18): XXXXX Received PCCD dated XX/XX/XX; however, please provide Initial CD along with evidence that borrower received the CD 3 days prior to closing.	09/25/2024			1		A		A		A		A		A		HI	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82270672	31506626			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							08/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82270672	31506627			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							08/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82270672	31506629			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $900.90 exceeds tolerance of $895.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $900.90 exceeds tolerance of $895.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2024-08-27): Sufficient Cure Provided within 60 Days of Closing		08/27/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82270672	31506826			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			08/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86035145	31262446			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							08/02/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86035145	31262447			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file.				Reviewer Comment (2024-10-02): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Reviewer Comment (2024-09-06): XXXXX received disclosures summary that shows initial CD provided on XX/XX/XX but no CD provided in file sent on XX/XX/XX. Please provide any missing copy of CDs to reevaluate the exception.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86035145	31594543			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/05/2024	2		B		B		B		B		B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86035145	31597706			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $745.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXX received COC dated XX/XX/XX for adding field review fee of $745 but no reason is provided as to what change circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
Reviewer Comment (2024-10-01): XXXXX received rebuttal and valid COC dated XX/XX/XX

Seller Comment (2024-09-27): (XXXXX) The change was due to the appraisal not having SSR scores less than 2.6 and a field review was required, per the program guidelines.

Appraisal * Appraisal must meet all requirements of DU or LP
* Appraisal Waiver - PIW/ACE not permitted
* Loan amounts > $2MM require a 2nd full appraisal
* Loan amounts ? $2MM require a full appraisal
* Loan amounts ? $2MM additionally require 1 of the following secondary valuation products:
o CU/LCA scores <=2.5. If both LCA & CU are in file, both must be <=2.5 OR
o Desk review validating original appraisal within -10%, OR
o Field Review validating original appraisal within -10%, OR
o 2055 validating original appraisal within -10% OR
o A 2nd full appraisal

Reviewer Comment (2024-09-06): XXXXX received COC dated XX/XX/XX for adding field review fee of $745 but no reason is provided as to what change circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

																			10/01/2024			1		A		A		A		A		A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81660056	31178958			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $250.00 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Amount Financed disclosed is XXXX. Calculated Amount Financed of XXXX . Variance of $250.00. Based on the review discrepancy occurred due to APR variance of -0.00168%. Calculated APR XXXX% however APR disclosed is XXX%. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-09-11): StiusAMC received PCCD, LOE, copy of refund check and proof of mailing.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81660056	31178959			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXX is under disclosed by $250.00 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is XXX. Calculated finance charge is XXX. Variance of -$250.00. Based on review discrepancy occurred due to APR variance of -0.00168%.Calculated APR XXX however APR disclosed is XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2024-09-11): XXXXX received PCCD, LOE, Copy of refund check and proof of delivery.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88620439	31611450			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88620439	31611454			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-23): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-09-20): PCCD/LOE/CheckCopy/XXXXX for cure		09/23/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88620439	31629498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $156.00 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	The disclosed Amount Financed in the amount of $XXX is over disclosed by $156.00 compared to the calculated Amount Financed of $XXX. This is caused by the processing fee, no invoice was provided to explain what the fee is for in order to exclude from APR.				Reviewer Comment (2024-09-18): XXXXX received lender certification of purpose of Porocessing fee to HOA in section H Seller Comment (2024-09-16): LOE for processing fee exclusion	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88620439	31629499			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $156.00 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	The disclosed Amount Financed in the amount of $XXX is over disclosed by $156.00 compared to the calculated Amount Financed of $XXX. This is caused by the processing fee, no invoice was provided to explain what the fee is for in order to exclude from APR.				Reviewer Comment (2024-09-18): XXXXX received lender certification of purpose of Porocessing fee to HOA in section H Seller Comment (2024-09-16): LOE for processing fee exclusion	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31202913			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							07/25/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31203340			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $32,767.89 exceeds tolerance of $12,566.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $12,566.00 on LE but disclosed as $32,767.89 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $20,201.89, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-18): XXXXX Received Valid COC.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31203382			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			07/25/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31204603			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-09-04): XXXXX received LOA to remove document(s) D0028, D0029 & D00195 with blank issue date and incomplete information estimated to be provided on XX/XX/XX from testing as not provided to the borrower.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31204604			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-09-04): XXXXX received LOA to remove document(s) D0028, D0029 & D00195 with blank issue date and incomplete information estimated to be provided on XX/XX/XX from testing as not provided to the borrower.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31204605			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-09-04): XXXXX received LOA to remove document(s) D0028, D0029 & D00195 with blank issue date and incomplete information estimated to be provided on XX/XX/XX from testing as not provided to the borrower.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84710965	31577236			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD not located in the loan file.				Reviewer Comment (2024-09-12): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation.	09/12/2024			1		A		A		A		A		A		TX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82906449	31166434			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-09-24): .			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82906449	31166497			Credit	Credit	Credit Report	Guideline	Borrower has less than 2 FICO scores		Credit report for XXXXX was not provided.				Reviewer Comment (2024-07-29): Credit report provided verifying all 3 scores for B3. Seller Comment (2024-07-25): XX/XX/XX NR: Please see attached credit report	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82713584	31193223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-09-04): XXXXX received XX/XX/XX CD received 3 business days prior to consummation.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82713584	31194819			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The file is missing a copy of flood insurance insurance, the flood insurance provided is a quote				Reviewer Comment (2024-09-12): Flood Insurance Policy received and associated. Exception is cleared. Reviewer Comment (2024-09-03): Provided flood Insurance quote already present in file, please provide complete Flood Insurance policy for subject property. Exception Remains.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82713584	31194842			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The blanket home insurance policy in file is missing inclusion of a mortgage clause on the policy				Reviewer Comment (2024-09-05): Updated evidence of insurance received	09/05/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204136			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX%, or XXX%. Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXX% or Final Disclosure APR of XXX0% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	A	A	A	A	A	A	A	A	A	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204138			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Total fees financed by lender exceed permitted threshold. HOEPA Disclosure is not located in file.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204139			Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Stated APR)	Truth in Lending Act (High-Cost Mortgage): Final Closing Disclosure APR Threshold is exceeded by XXX%. Final Closing Disclosure APR of XXX% exceeds a threshold of 13.36000% based on the Average Prime Offer Rate for comparable maturities of XXX% plus jurisdiction allowable margin of XXX%. Non-Compliant High Cost Loan.	APR ofXXX% exceeds a threshold of 13.36000% based on the Average Prime Offer Rate for comparable maturities of XXX% plus jurisdiction allowable margin of 6.50000%. Non-Compliant High Cost Loan.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	Provide the following: Letter of Explanation, corrected TIL/PCCD reflecting the accurate APR and proof of delivery.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204140			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Total fees financed by lender exceed permitted threshold. Late charge exceeds max of 4% of amount past due and/or grace period of 15 days.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204141			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Total fees financed by lender exceed permitted threshold. Pre-Loan Counseling status if not located in file.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31204148			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Title - Document Preparation Fee was last disclosed as $0.00 on LE but disclosed as $300.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $300.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-16): XXXXX received LOA to remove document(s) 0026 from testing as not provided to the borrower.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31205101			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and XXXXX not be found in the file for loans that have not been previously sold)	HOEPA Assignment Notice is not located in file.				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31205102			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	XXXXX Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.	Evidence of borrower receipt was not found in file.				Reviewer Comment (2024-09-26): State disclosure received, exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31205103			Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan (High Cost Analysis Not In File)	XXXXX Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.	Evidence of borrower receipt was not found in file.				Reviewer Comment (2024-09-26): State disclosure received, exception cleared.	09/26/2024			1	A	A	A	A	A	A	A	A	A	A		RI	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80897604	31205104			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured				Reviewer Comment (2024-09-16): XXXXX received lender attestation on missing issue date was not disclosed to borrower Seller Comment (2024-09-13): (XXXXX) Please provide dates of CD you are referring to and the date borrower signed.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase
Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)
																																						C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82626372	31199529			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Survey Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $145.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-19): XXXXX Received LOA stating borrower shopped for survey. Reviewer Comment (2024-09-12): XXXXX received Letter of explanation and Corrected Closing disclosure. However, we also required evidence of supporting additional reason as to why the fee was moved to one section to another section. If the service is optional (borrower chosen and not required by title or lender) and the survey completed on their own, than please provide attestation letter for the same in order to clear this exception.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82626372	31199857			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-09-05): Upon further review disclosure is acceptable.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82685886	31311126			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.				Reviewer Comment (2024-08-13): XXXXX received LOA to remove document(s) 96 estimated to be provided on XX/XX/XX, from testing as not provided to the borrower. Seller Comment (2024-08-12): The CD missing an issue date is an external CD from the Title company to help them balance our wire and was NOT issued to the borrower. Please remove this CD from your analysis.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82685886	31311127			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,715.00 exceeds tolerance of $2,424.00 plus 10% or $2,666.40. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $2,715.00 exceeds tolerance of $2,424.00 plus 10% or $2,666.40. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		08/07/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80677308	31331386			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-09-10): XXXXX received Letter of Explanation & Corrected Closing Disclosure.		09/10/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80677308	31331387			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower. Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.				Reviewer Comment (2024-09-09): XXXXX received disclosure tracking suffice.	09/09/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84608959	31123518			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided							07/15/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84608959	31123519			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.
Reviewer Comment (2024-07-24): Client elects to waive.

Reviewer Comment (2024-07-22): Client to review.

Seller Comment (2024-07-19): XX/XX/XX NR: Please see attached. For files that contain applications dated between XX/XX/XX and XX/XX/XX of the current year, that also disburse between XX/XX/XX and XX/XX/XX of the current year, The most recent year's tax return is recommended; however, the previous year(s) is also acceptable. In the event the most recent year's tax return is not obtained, the lender must perform all of the following: Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.

The file contained both extensions for the personal returns and business and XXXXX returns are not required.

																					07/24/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84608959	31123536			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Security Instrument not provided in the file.				Reviewer Comment (2024-07-19): Security Instrument for Subject Lien associated and details updated. Exception is cleared. Seller Comment (2024-07-19): Please see attached Security Instrument Seller Comment (2024-07-19): Please see attached.	07/19/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84608959	31123719			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $941.50 exceeds tolerance of $660.00 plus 10% or $726.00. Sufficient or excess cure was provided to the borrower at Closing.	10% tolerance was exceeded by $281.50 due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $281.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-07-15): Sufficient Cure Provided At Closing		07/15/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84608959	31153535			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per the application date, the XXXXX business returns were due. File is missing the XXXXX 1120S return, K1 or evidence of the filing extension.
Reviewer Comment (2024-07-22): Tax Return Extension for Business received and associated. Exception is cleared.

Seller Comment (2024-07-19): XX/XX/XX NR: Please see attached. For files that contain applications dated between XX/XX/XX and XX/XX/XX of the current year, that also disburse between XX/XX/XX and XX/XX/XX of the current year, The most recent year's tax return is recommended; however, the previous year(s) is also acceptable. In the event the most recent year's tax return is not obtained, the lender must perform all of the following: Obtain one of the following documents from the borrower:
copy of IRS Form 4868 (Application for Automatic Extension of Time to File U.S. Individual Income Tax Return) filed with the IRS, proof of the e-filing of Form 4868, or
confirmation of electronic payment(s), including the confirmation number, of all or part of the estimated income taxes.

The file contained both extensions for the personal returns and business and XXXXX returns are not required.

																			07/22/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89405218	31257756			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							08/01/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89405218	31257757			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing document of Rate lock.							08/01/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89405218	31257773			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file is missing document of Rate Lock.				Reviewer Comment (2024-08-06): Rate Lock confirmation document received and associated. Exception is cleared. Seller Comment (2024-08-06): See attached. Thank you!	08/06/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80150938	31347247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $700.00 on LE but disclosed as $1200.00 on Final Closing Disclosure. File does contain a valid COC for this fee.
Reviewer Comment (2024-10-14): XXXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-09-16): XXXXX received COC however it doesn't specify the reason as to why the rush was initiated. Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX ,Copy of refund check and proof of mailing.

Reviewer Comment (2024-09-09): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the appraisal fee was increased and why the rush was requested.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

																				10/14/2024		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80640592	31309191			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			08/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86993300	31286330			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not state a coverage amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			08/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86993300	31286397			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.		VVOE dated within in 10 days of the note from the borrower's Foreign employer, XXXXX was missing from loan file.
Reviewer Comment (2024-09-16): Provided VVOE in file meets the XXXXX criteria. Exception is cleared.

Seller Comment (2024-09-13): XX/XX/XXMM: Guidelines say that the lender mat obtain the verbal VOE after closing , up to the time of loan delivery.

Reviewer Comment (2024-09-12): We require verification document which reflects date which is prior to Note date but within 10 days. Please provide. Exception remains.

Seller Comment (2024-09-11): XX/XX/XX MM: The document was requested in XXXXX but the earnings are current for the month of XXXXX.

Reviewer Comment (2024-09-10): Provided Paystub reflects issue date as XX/XX/XX which is post note date hence not acceptable. Please provide VVOE within 10 business days prior to note date. Exception remains.

Seller Comment (2024-09-09): XX/XX/XX MM: Please see attached XXXXX Paystub

Reviewer Comment (2024-09-03): Provided VOE dated XX/XX/XX which is after Note date (XX/XX/XX), please provide VVOE within 10 business days of the note. Exception Remains.

Seller Comment (2024-09-03): XX/XX/XX MM: Please see attached VVOE for foreign employer

																			09/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31425708			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							08/20/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31425709			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-09-12): XXXXX received Initial LE dated XX/XX/XX within 3 business days of application.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31425713			Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)	XXXXX HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.				Reviewer Comment (2024-08-29): Client elects to waive.			08/29/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31454158			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 0.19 is less than Guideline PITIA months reserves of 3.00. Missing evidence of receipt of gift funds for $22,500 at closing.				Reviewer Comment (2024-09-12): Received evidence of gift funds. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31454185			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM risk. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-09-12): Received evidence of gift funds. Exception cleared.	09/12/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89752503	31454186			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM risk due to insufficient reserves. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-09-12): Received evidence of gift funds. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83484188	31212847			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank XXXXX): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-02): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-31): CT XX/XX/XX: See attached passing QM test with highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is 1.460%, this loan XXXXX be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $39,490.40 - $10,345.40 = $29,145.00 / $1,203,321.35 = 2.4220462804885800%	08/02/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83484188	31212848			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank XXXXX): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of XXX).	QM Points and Fees threshold exceeded by $XXX%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-08-02): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-07-31): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, bonafide discount and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $39,490.40 - $10,345.40 = $29,145.00 / $1,203,321.35 = 2.4220462804885800%	08/02/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83484188	31212852			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $75.00 exceeds tolerance of $73.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing		07/26/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31308477			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-09-10): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2024-09-09): please see attached

Reviewer Comment (2024-09-06): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. However, provided LOX indicates Loan #XXXXX is not matching with closing document. Provide corrected LOX to borrower that accompanied the XX/XX/XX PCCD to finalize.

Seller Comment (2024-09-05): Please see attached

Reviewer Comment (2024-08-21): XXXXX received rebuttal comment. The invoice in file shows the total appraisal fee of $875 to XXX and $150 to XXXXX appraisals which is $1025. However, $150 was disclosed for appraisal fee 2 separately. Also, the Appraisal fee and Second appraisal fees are evaluated separately. Please provide LOE explaining why fees are split on CD and ALTA final SS to validate the fees charged at closing.

Seller Comment (2024-08-20): The Appraisal fee was initially disclosed as a lump sum because this product type always requires 2 appraisals. The invoice came back with 2 different payees and the fee was split due to this. Total of 2 fees did not exceed the total of the lump sum.

																				09/10/2024		2	C	B	C	B	C	B	C	B	C	B		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31311770			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided						Reviewer Comment (2024-08-15): Received and associated Heloc agreement for Subordinate Lien. Exception is cleared. Seller Comment (2024-08-14): XX/XX/XX TM: Please see attached.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31311804			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided						Reviewer Comment (2024-08-19): Received and associated HUD-1 for Subordinate financing. Available funds are sufficient for closing and reserves hence exception cleared. Seller Comment (2024-08-16): XX/XX/XX TM: HUD was previously provided to verify sufficient reserves	08/19/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31338951			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Missing HUD/CD for the secondary financing.				Reviewer Comment (2024-08-15): Received and associated HUD-1 for Subordinate financing. Exception is cleared. Seller Comment (2024-08-14): XX/XX/XX TM: Please see attached.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31338995			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.						Reviewer Comment (2024-08-16): Received and associated HUD-1 for Subordinate financing. Sufficient funds available for AUS reserves requirement. Exception is cleared. Seller Comment (2024-08-16): XX/XX/XX TM: Could you please review the attached document and let me know if this would be acceptable to document sufficient funds for reserves? The information provided on the document is similar to what is provided on a Verification of Deposit form which is an acceptable document. Thank you!	08/16/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80088420	31339011			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $275,382.38 is less than Cash From Borrower $441,615.46.				Reviewer Comment (2024-08-19): Received and associated HUD-1 for Subordinate financing. Available funds are sufficient for closing and reserves hence exception cleared. Seller Comment (2024-08-16): XX/XX/XX TM: HUD was previously provided to verify sufficient reserves	08/19/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89385539	31560271			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							08/30/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89385539	31560272			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX/Partnership. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-09-11): Client elects to waive. Seller Comment (2024-09-09): XX/XX/XX MM: Attached is a copy of the tax reurrn ext Seller Comment (2024-09-09): XX/XX/XX MM: Borrower uploaded the XXXXX tax return extension, which is why the XXXXX ta returns were used. Since XXXXX/Partnership is reporting as a loss on the returns we would hit him for the loss from the most recent tax returns Reviewer Comment (2024-09-03): Client to review.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89385539	31560273			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX/Partnership. Evidence of extension is not provided in file for XXXXX.				Reviewer Comment (2024-09-11): Client elects to waive. Seller Comment (2024-09-09): XX/XX/XX Attached is a copy of the tax return ext Seller Comment (2024-09-09): XX/XX/XX MM: XX/XX/XX MM: Borrower uploaded the XXXXX tax return extension, which is why the XXXXX ta returns were used. Since XXXXX/Partnership is reporting as a loss on the returns we would hit him for the loss from the most recent tax returns Reviewer Comment (2024-09-03): Client to review.			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89389832	31570635			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,955.40 exceeds tolerance of $-12,095.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-10,955.40 exceeds tolerance of $-12,095.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-11): XXXXX received rate lock and comment for relock of loan. Seller Comment (2024-09-10): Disagree: A Control your Price, Price adjustor was added on XX/XX/XX adjusting the price for the rate form XXX. On XX/XX/XX a Closing disclosure went out to the borrower to redisclose the Discount points and charge for the rate. Please see attached Closing disclosure, rate lock confirmation forms.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87875684	31581314			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final Closing Disclosure XX/XX/XX did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2024-09-18): XXXXX received Seller CD and ALTA settlement statement confirming no seller paid fees on builder direct purchase.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83667307	31570989			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/03/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452233			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive.			08/29/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452234			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive.			08/29/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452235			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-08-29): Client elects to waive.			08/29/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452236			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XXXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,499.96 on Final Closing Disclosure provided on XX/XX/XX are underdisclosed	Amount of Estimated Property Costs over Year 1 of 2,499.96 on Final Closing Disclosure provided on XX/XX/XX are under disclosed.				Reviewer Comment (2024-09-12): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-11): Please see attached		09/12/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452237			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-09-12): Cure docs received Seller Comment (2024-09-11): Please see attached		09/12/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452238			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-09-12): Cure docs received Seller Comment (2024-09-11): Please see attached		09/12/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80778602	31452239			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,188.32 exceeds tolerance of $-4,702.00. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$4,702.00 on LE but disclosed as -$4,188.32 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $513.68, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-08-29): XXXXX received detailed commentary to support COC dated XX/XX/XX for pricing change. Seller Comment (2024-08-27): Assets and liabilities were updated by underwriting on XX/XX/XX which Increased the DTI to 47.196% from 30.785% (XX/XX/XX) which added a loan level pricing adjusters "Jumbo Yellow - Self Employed; CLTV 65.01 - 70%". A Loan Estimate went out the same day to the borrower. Please see the attached Lock Confirmation and Loan Estimate.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88704509	31522789			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							08/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88704509	31522791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $850.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $850.00 on LE but disclosed as $570.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-09-20): XXXXX received a valid COC.

Seller Comment (2024-09-19): (XXXXX) I also uploaded the appraisal invoice that specifies the "Complex Fee" to acreage, waterfront, rural, & Sq Ft. for your review

Seller Comment (2024-09-18): (XXXXX) I provided what the Processor received from the Appraiser who is the one who noted the complexity of the property.  Do you need something additional from the appraiser?  This is all that we were provided.  Thank you

Reviewer Comment (2024-09-17): XXXXX received Updated LE and COC stating "complexity". However we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity in order to clear the exception.

Seller Comment (2024-09-13): (XXXXX) COC on the LE was disclosed to the client for the increase in the Appraisal Fee.  Final Disclosure supports the $870 appraisal fee ($700 POC and $170 charged at closing).  Thank you

																			09/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88704509	31522963			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			08/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86790118	31440740			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal was delivered to borrower was not provided							08/21/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31320952			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-08-14): Client elects to waive.			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31320953			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.							08/08/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31320955			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of ealier receipt by borrower not found in file.				Reviewer Comment (2024-09-06): XXXXX received disclosure history sufficient to clear.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	TRID timing exception, no remediation available.	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31321432			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							08/08/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31349327			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		Appraisal provided has a future report date of XX/XX/XX. Please provide appraisal with correct Report Date.
Reviewer Comment (2024-09-10): Received appraisal with corrected report date. Exception cleared.

Reviewer Comment (2024-09-10): Client to review. Appraisal report in file reflects report date as future date.

Seller Comment (2024-09-10): (XXXXX) Good Morning, The date is a "Future date" after closing because the correction was made which automatically changes the signature date of the appraisal report. The "Effective" date of the report was corrected and matches the Desk Review report.

Reviewer Comment (2024-09-09): Provided Appraisal report still reflects report date as XX/XX/XX which is future date. Please provide Appraisal report with correct date. Exception remains.

Seller Comment (2024-09-06): (XXXXX) The appraiser had originally mistakenly put a future date.  The appraiser corrected the report.

																			09/10/2024			1	D	A	D	A	D	A	D	A	D	A		NH	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31352806			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Missing Issue Date Material	Closing Disclosure with an estimated issue date of XX/XX/XX did not disclose an issue date. Unable to conclusively determine Final Closing Disclosure to use for fees due to missing Issue Date. Any applicable Federal, State or Local compliance testing XXXXX be unreliable. Closing Disclosure dated XX/XX/XX used to source fees for testing.					Reviewer Comment (2024-09-11): XXXXX received disclosure history sufficient to clear.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86778242	31352824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available.	Initial CD in file has no issue date but appears to have been sent to borrower per the e-sign disclosure docs. Exception triggered as the above statement cannot be conclusively made without lender attestation to the issue date.				Reviewer Comment (2024-09-06): XXXXX received disclosure history sufficient to clear.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Good Faith Redisclosure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85331166	31582091			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80839003	31522933			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Hazard Insurance is missing for XXXXX.				Reviewer Comment (2024-09-10): Insurance Verification received and associated. Exception is cleared. Seller Comment (2024-09-10): XX/XX/XX KT Hi Team, the attached pages contain all the pertinent information - the REO HOI should only be looked at for the premium, which is clearly documented. The total premium is shown clearly on this, nothing additional should be required. Reviewer Comment (2024-09-09): Received only 1st and 3rd page of Hazard Insurance policy. Please provide all 4 pages to clear this exception. Exception remain. Seller Comment (2024-09-06): XX/XX/XX KT Please see attached	09/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84931793	31693917			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-09-26): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-09-25): Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XX/XX/XX and the mailbox rule was applied. This meets the 7 business days before the closing date of XX/XX/XX.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84931793	31694463			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $148.11 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $148.11 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82983784	31558724			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			08/30/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83314779	31610879			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $197.00 exceeds tolerance of $195.00. Insufficient or no cure was provided to the borrower.	Title - Abstract / Title Search was last disclosed as $195.00 on LE but disclosed as $197.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $2.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-27): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-26): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		09/27/2024		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85964329	31402474			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Unable to verify S-Corp income using reasonably reliable third-party records. (XXXXX/S-Corp). XXXXX 1120S is not signed and 4506 C is not in file for XXXXX.
Reviewer Comment (2024-09-16): signed XXXXX 1120S provided, exception cleared

Seller Comment (2024-09-16): XX/XX/XX KT Please see attached

Reviewer Comment (2024-09-09): The XXXXX 1120S is also in file. It would either need to be signed or the 4506C would need to be in file for that tax year. Exception remains.

Seller Comment (2024-09-06): XX/XX/XX KT The 4506 was provided for XXXXX, which is the year that was used to qualify the borrower. There should be no need for a 4506 or signed XXXXX returns in this case.

Reviewer Comment (2024-09-05): The exception is for the XXXXX 1120-S - the document is not signed and there is no 4506C in file. Exception remains.

Seller Comment (2024-09-04): XX/XX/XX KT The reason only XXXXX was provided was a 4868 was provided for the borrowers personal tax returns for XXXXX. The XXXXX returns were not used for qualifying due to the personal returns being granted an extension

Reviewer Comment (2024-09-03): 4506C provided is for XXXXX only. Exception remains.

Seller Comment (2024-09-03): XX/XX/XX KT Please see attached

Reviewer Comment (2024-08-30): This exception is due to the XXXXX 1120S not being signed and 4506C for XXXXX is also not in file. Exception remains.

Seller Comment (2024-08-27): XX/XX/XX Hi  Team, please see the attached VoB for XXXXX. Thank you!

Seller Comment (2024-08-27): XX/XX/XX KT Hi Team, the XXXXX home loan was paid down to less than ten payments remaining through the transaction and should be able to be excluded from the DTI. When this is done, the loan is under 50% DTI. Thank you!

																			09/16/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85964329	31402476			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 53.80270% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 52.51285% moderately exceeds the guideline maximum of 50.00%. Due to inclusion of PITI for the other REO.				Reviewer Comment (2024-08-29): Exception replaced Seller Comment (2024-08-27): XX/XX/XX KT Hi Team, the XXXXX home loan was paid down to less than ten payments remaining through the transaction and should be able to be excluded from the DTI. When this is done, the loan is under 50% DTI. Thank you!	08/29/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85964329	31402489			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 53.80270% exceeds Guideline total debt ratio of 50.00000%. Due to inclusion of PITI for the other REO.
Reviewer Comment (2024-08-30): Per mortgage statement in file borrower is not obligated to pay mortgage payment for property XXXXX, account statement are available to evidence payment made by other party. PITIA excluded from DTI calculations and currently DTI is within guidelines limit. Exception is cleared.

Seller Comment (2024-08-30): XX/XX/XX KT Please see attached - the property at XXXXX is paid by others, documentation to support this exclusion was provided previously in file and again here now. Thank you!

Reviewer Comment (2024-08-28): XXXXX - XXXXX is already excluded from DTI calculation. DTI is exceeded due to inclusion of PITIA for properties located at XXXXX, XXXXX, XXXXX. Per 1008, PITIA for these properties are not considered in calculation however supporting documents to exclude these PITIA are missing in file. Exception remains.

Seller Comment (2024-08-27): XX/XX/XX KT Hi Team, the XXXXX home loan was paid down to less than ten payments remaining through the transaction and should be able to be excluded from the DTI. When this is done, the loan is under 50% DTI. Thank you!

																			08/30/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85964329	31402503			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This exception will be cleared once all ATR specific exceptions have been cured/cleared. The failure is due to incomplete document for REO property
Reviewer Comment (2024-09-03): XXXXX home loan was paid down to less than ten payments remaining through the transaction and was excluded from the DTI. Exception cleared.

Seller Comment (2024-08-30): XX/XX/XX KT Hi Team, the XXXXX property should be excluded from ratios as well as it is paid by another party - please see attached

Reviewer Comment (2024-08-30): XXXXX - XXXXX is already excluded from DTI calculation. DTI is exceeded due to inclusion of PITIA for properties located at XXXXX, XXXXX, XXXXX. Per 1008, PITIA for these properties are not considered in calculation however supporting documents to exclude these PITIA are missing in file. Exception remains.

Seller Comment (2024-08-27): XX/XX/XX KT Hi Team, this should be able to be cleared with the DTI conditions as the noted other loan was excluded from the DTI due to being paid down under 10 payments remaining

																			09/03/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85964329	31521315			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 57.62131% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)					Reviewer Comment (2024-09-03): XXXXX home loan was paid down to less than ten payments remaining through the transaction and was excluded from the DTI. Exception cleared. Seller Comment (2024-09-03): XX/XX/XX KT Please rescind, DTI main exception was cleared. Thank you!	09/03/2024			1		A		A		A		A		A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80404739	31620574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,796.65 exceeds tolerance of $794.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,796.65 exceeds tolerance of $794.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-30): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-27): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		09/30/2024		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80404739	31620575			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $927.70 exceeds tolerance of $899.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $927.70 exceeds tolerance of $899.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-09-17): XXXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-13): TB XX/XX/XX Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87253312	31441132			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Second Home not provided		The file is missing a copy of second home Rider doc.				Reviewer Comment (2024-09-12): Second Home Rider received and associated. Exception is cleared. Seller Comment (2024-09-12): recorded deed with 2nd home rider	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87253312	31441244			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared. Fialure is due to point and Fees				Reviewer Comment (2024-09-03): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-30): Compliance cert. The par rate has changed to 8.625. please run updated compliance.	09/03/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87253312	31441245			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.04196% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $8,460.00 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $116.69 or .04196%).	Point and Fees exceed allowable threshold of $116.69 or .04196%				Reviewer Comment (2024-09-03): Undiscounted rate and undiscounted rate price provided, exception cleared Seller Comment (2024-08-30): Compliance cert. The par rate has changed to 8.625. please run updated compliance.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84078758	31635756			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The file is missing a copy of the Note.				Reviewer Comment (2024-09-17): Subject Note associated and details updated. Exception is cleared. Seller Comment (2024-09-16): Note	09/17/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Refinance - Rate/Term		D	A	A	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83698625	31648948			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent signed and dated Tax Return missing in the file.
Reviewer Comment (2024-09-25): Client elects to waive

Reviewer Comment (2024-09-24): Client to review. The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX.  The file contained a copy of the XXXXX and XXXXX 1040's and XXXXX business returns.

Seller Comment (2024-09-20): XX/XX/XX TT: XXXXX allows for the most recent filed returns to be used to calculate the borrowers income as long as the applicable extension documents are received and NROR tax transcripts for the most recent year are received as well per XXXXX. Providing tax extension documents as well as transcripts showing NROR for XXXXX

Reviewer Comment (2024-09-17): Client to review.

																					09/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83698625	31648949			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Most recent signed and dated Tax Return missing in the file.
Reviewer Comment (2024-09-25): Client elects to waive

Reviewer Comment (2024-09-24): Client to review. The file is missing the XXXXX personal tax returns. Evidence of extension provided in file for XXXXX.  The file contained a copy of the XXXXX and XXXXX 1040's.

Seller Comment (2024-09-20): XX/XX/XX TT: XXXXX allows for the most recent filed returns to be used to calculate the borrowers income as long as the applicable extension documents are received and NROR tax transcripts for the most recent year are received as well per XXXXX. Providing tax extension documents as well as transcripts showing NROR for XXXXX

Reviewer Comment (2024-09-17): Client to review.

																					09/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83698625	31648978			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83481998	31673231			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/18/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89226443	31547409			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The file was missing a copy of Security Instrument.				Reviewer Comment (2024-09-06): Security Instrument for Subject Lien associated and details updated. Exception is cleared. Seller Comment (2024-09-06): Recorded mortgage	09/06/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Refinance - Rate/Term		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89226443	31547497			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	The file was missing a copy of Security of Instrument.				Reviewer Comment (2024-09-10): Received SI. Exception cleared. Seller Comment (2024-09-09): DOT	09/10/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Refinance - Rate/Term		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89226443	31574433			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Client elects to waive. Comp factors: report indicates no damage. 781 FICO, 30mo reserves & SE 5yrs	SitusAMC,Aggregator	Reviewer Comment (2024-09-10): Client elects to waive. Comp factors: report indicates no damage. 781 FICO, 30mo reserves & SE 5yrs Buyer Comment (2024-09-09): XXXXX to review Reviewer Comment (2024-09-06): Provided inspection report reflects inspection date as XX/XX/XX. Exception remains. Seller Comment (2024-09-06): DAIR			09/10/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Refinance - Rate/Term		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83949561	31627892			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Review Fee was last disclosed as $200.00 on LE but disclosed as $205.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $5.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-11): Sufficient Cure Provided At Closing		09/11/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85988422	31680604			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Septic Inspection Fee. Fee Amount of $2,883.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Septic Inspection Fee. Fee Amount of $2,883.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-10-21): XXXXX Received Corrected PCCD and LOE movIng fee to section H. Seller Comment (2024-10-18): Please see attached Reviewer Comment (2024-10-16): XXXXX Provide Corrected PCCD and LOE moving fee to section H. LOE should state fee was not required by lender. Seller Comment (2024-10-15): The $2883.75 fee paid to XXXXX on the CD is the survey fee which was not required and should have been listed in section H of the CD. This fee would not cause a tolerance. See attached final settlement statement from title as verification	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80868162	31601297			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure provided at Closing.				Reviewer Comment (2024-09-06): Sufficient Cure Provided At Closing		09/06/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87017183	31656720			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/16/2024	2	B	B	B	B	B	B	B	B	B	B		NM	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87017183	31656729			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,206.44 exceeds tolerance of $-10,637.00. Insufficient or no cure was provided to the borrower.	Lender Credit was last disclosed as $-10,637.00 on LE but disclosed as $-7,206.44 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $3,430.56, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-09-20): XXXXX Received supporting additional information for pricing change on XX/XX/XX.

Seller Comment (2024-09-19): Assets and liabilities were updated by underwriting on XX/XX/XX which Decreased the FICO to 753 from 780 (XX/XX/XX) which decreased loan level pricing adjusters. A Closing Disclosure went out on XX/XX/XX to the borrower. Please see the attached Lock Confirmation and Closing disclosure.

Seller Comment (2024-09-19): Assets and liabilities were updated by underwriting on XX/XX/XX which Decreased the FICO to 753 from 780 (XX/XX/XX) which decreased loan level pricing adjusters. A Closing Disclosure went out onXX/XX/XX to the borrower. Please see the attached Lock Confirmation and Closing disclosure.

																			09/20/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87017183	31656731			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.00 exceeds tolerance of $64.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $64.00 on LE but disclosed as $72.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $8.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-20): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-19): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Credit Report.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87017183	31656747			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $650,320.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-09-30): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-09-30): XX/XX/XX CW - RCE Attached	09/30/2024			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87017183	31690934			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1		A		A		A		A		A		NM	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80229774	31603608			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/06/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89474546	31580780			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			09/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89474546	31605595			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Paystubs are missing.
Reviewer Comment (2024-10-01): VVOE and Offer contract received and associated. Exception is cleared.

Seller Comment (2024-09-30): XX/XX/XX TM: The gap is only 2 months long which is not a concerning gap or a reason to question the income stability. The borrower secured their current position before they left their previous employer which is evidenced by the date they signed their employment contract. The borrower moved from XXXXX to XXXXX. A relocation would explain the gap in employment. An LOX addressing the gap is not necessary.

Reviewer Comment (2024-09-26): Previous employment end date is XX/XX/XX and current/future employment start date is XX/XX/XX. Once received this exception will be cleared. exception remains.

Seller Comment (2024-09-25): XX/XX/XX TM: Page 7 of the offer letter indicates the borrower's annual salary is $500,000. This is acceptable documentation to document the borrower's monthly income, as a first paystub was not available at time of closing.

Reviewer Comment (2024-09-24): We are unable to determine income amounts from available Offer letter in file. Please provide supporting documents to verify income. Exception remains.

Seller Comment (2024-09-23): XX/XX/XX tm: Please see corrected VVOE. Start date was incorrect on VVOE provided. True start date lining up with offer letter provided is XX/XX/XX. This would allow income to be calculated using future employment guidelines. Income documentation provided with initial loan package should now be sufficient after clearing up hire date discrepancy.

																			10/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89474546	31721204			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-10-02): employment documentation provided. Exception cleared Seller Comment (2024-10-01): XX/XX/XX tm: Please see attached documentation. Original exception has been cleared.	10/02/2024			1		A		A		A		A		A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89474546	31721205			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXXXX/Wages).				Reviewer Comment (2024-10-02): employment documentation provided. Exception cleared Seller Comment (2024-10-01): XX/XX/XX tm: Please see attached documentation. Original exception has been cleared.	10/02/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83509590	31647484			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/13/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83509590	31647486			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-09-25): Client elects to waive. Reviewer Comment (2024-09-19): Client to review. Seller Comment (2024-09-18): The Extension for XXXXX Business Return is pgs 268-269 and the extension for the personal XXXXX Taxes is pg 275 of the original file upload. Please advise if you need anything else. Thank you! Reviewer Comment (2024-09-17): Client to review.			09/25/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82714131	31644498			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82714131	31644537			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $86.00 exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $72.00 on Initial closing disclosure but disclosed as $86.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87912542	31638955			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87912542	31639021			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,092.20 exceeds tolerance of $845.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was last disclosed as $845.00 on LE but disclosed as $1,092.20 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87912542	31639022			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $256.49 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $200.00 on LE but disclosed as $256.49 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89619953	31629559			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89619953	31642201			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84779102	31555753			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			08/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83526875	31680053			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83526875	31681744			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83526875	31681749			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of E-Sign Consent Agreement.				Reviewer Comment (2024-09-26): Received E-Sign Consent Agreement, same verified and updated. Exception Cleared. Seller Comment (2024-09-25): CT XX/XX/XX: Please see attached signed E-Consent Disclosure	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89957846	31587630			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $92.70 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-25): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2024-09-24): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		09/25/2024		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386361			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Required Lease \Agreement for REO XXXXX was not provided.
Reviewer Comment (2024-06-27): No rental income being used for theXXXXX property. The mortgage statement reflects that mortgage payment and HOA is being paid by XXXXX and Borrower XXXXX is not liable for the payment. Exception Cleared

Buyer Comment (2024-06-25): Per Lender: The 1003 clearly shows no rental income being used for theXXXXX property. The mortgage statement, HOA statement, and bank statements show Lhamu being liable for the mortgage and HOA and also paying them for the last 12 months. They shouldn't be counting that mortgage or HOA against XXXXX's DTI

Reviewer Comment (2024-06-24): Received updated 1003 with rental income and HOA being removed for the REO propertyXXXXX, due to which DTI is 89.08119%. Need a copy of lease agreement to verify the Rent amount $3,580. Exception Remains.

Buyer Comment (2024-06-20): XXXXX

Reviewer Comment (2024-06-18): Received Mortgage payment history confirm "XXXXX paid by Non-Borrower, however Final 1003 reflected monthly rent amount, additionally, no confirmation about HOA payment obligated towards borrower or Non-Borrower. Require updated 1003 and HOA payment confirmation about property "XXXXX". Exception Remains

Buyer Comment (2024-06-14): see attached

Buyer Comment (2024-06-14): Per Lender: Rebuttal

																			06/27/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386362			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		This will be cleared when the 2055inspection is provided as referenced in other exception.				Reviewer Comment (2024-06-18): Drive by no damage provided.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386365			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The loan was agency approved with an Originator Loan Designation of (Safe Harbor QM (APOR)); but the required Lease Agreement was not provided causing the loan to waterfall through the QM Testing.				Reviewer Comment (2024-06-27): No rental income being used for theXXXXX property. The mortgage statement reflects that mortgage payment and HOA is being paid by XXXXX and Borrower XXXXX is not liable for the payment. Exception Cleared	06/27/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386367			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. Sec ID: 36		Loan was approved PIW with lender exception to proceed with a 2055 exterior inspection which was not provided. Provide 2055 for exception downgrade consideration.				Reviewer Comment (2024-06-18): 2055 provided. Buyer Comment (2024-06-14): 2055	06/18/2024			1	D	A	B	A	D	A	C	A	D	A		UT	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386368			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Missing lease XXXXX.
Reviewer Comment (2024-06-27): No rental income being used for theXXXXX property. The mortgage statement reflects that mortgage payment and HOA is being paid by XXXXX and Borrower XXXXX is not liable for the payment. Exception Cleared

Reviewer Comment (2024-06-18): Received Mortgage payment history confirm "XXXXX paid by Non-Borrower, however Final 1003 reflected monthly rent amount, additionally, no confirmation about HOA payment obligated towards borrower or Non-Borrower. Require updated 1003 and HOA payment confirmation about property "XXXXX". Exception Remains

Buyer Comment (2024-06-14): See attached uploaded XX/XX/XX

																			06/27/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81519646	31386369			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89	Lien Position: ___	New exception as a result of 2055 provided. This is an EV2 informational exception due to use of PIW with lender required 2055 provided. This exception XXXXX be waived.				Buyer Comment (2024-06-28): 2055 provided, Buyer exception for PIW			06/28/2024	2		B		B		B		B		B		UT	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81537771	31386380			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require updated AUS and 1008 with appraisal value updated.				Reviewer Comment (2024-07-10): 2nd Appraisal received with value matched with AUS and 1008. Exception Cleared Buyer Comment (2024-07-08): Per Lender our UW - Appraised value as per second appraisal report is XXX hence using lowest.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81537771	31386381			Property	Valuation	Valutation Issue	Valuation	Program guidelines require 2 appraisals on loan amounts greater than $1,500,000.		XXXXX programs require a second full appraisal on loan amounts over $2,000,000. Only 1 Appraisal was provided.				Reviewer Comment (2024-07-10): 2nd Appraisal received with value matched with AUS and 1008. Exception Cleared Buyer Comment (2024-07-08): 2nd appraisal	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	C	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81537771	31386382			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Maximum lot size 20 acres.
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-07-16): Exception provided. Buyer Comment (2024-07-12): comment from lender: Exception received from XXXXX due to acreage and also both appraisal report was reviewed and approved by XXXXX. Email attached for reference.			07/16/2024	2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase		C	B	C	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386419			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-05-15): All QM related Exception has been cured and cleared Buyer Comment (2024-05-14): Please review.	05/15/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386420			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Missing third party verification, 1120's not signed and dated.				Reviewer Comment (2024-05-15): XXXXX and XXXXX Signed 1120s and 1040s received along with Third party verification for Business XXXXX. Exception Cleared Buyer Comment (2024-05-14): Signed Returns Buyer Comment (2024-05-13): XXXXX business verification	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386421			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Corporate and personal XXXXX extensions in file. This is an informational only exception due to present of extension versus returns for XXXXX. This exception XXXXX be waived/acknowledged.				Buyer Comment (2024-05-10): XXXXX Business and personal extensions are in file			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-881.10 is less than amount of binding Lender Credit previously disclosed in the amount of $-908.00.	Lender Credits Fee was last disclosed as $-908.00 on LE but disclosed as $-881.10 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-05-14): XXXXX received valid changed circumstances. Buyer Comment (2024-05-10): COCs	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386423			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.		E-Sign Consent Agreement: E-sign Consent Agreement is missing.				Reviewer Comment (2024-05-13): Received E-sign Consent Agreement. Exception Cleared. Buyer Comment (2024-05-10): Econsent	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89015809	31386427			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate e-signed XX/XX/XX. Earlier receipt not provided.
Reviewer Comment (2024-07-05): Print date is XX/XX/XX. Mailbox rule will be used.

Buyer Comment (2024-07-05): An LE condition that was not previously cited was added on Wednesday.

Would you confirm this condition is required? The revised XX/XX/XX LE shows the exact same dollar figures as the previous XX/XX/XX LE. The print date on the bottom left page is also XX/XX/XX just three hours later. The COC in file also references the lock later on XX/XX/XX.

The LE really was issued on XX/XX/XX, the borrower just didn't sign it until the XXXXX. TRID only requires that they LE be issued within 3 business days of app and based on the print date this would have been acceptable if the borrower had not gone back and signed the LE the day thy received the initial CD.

XXXXX we have this reviewed before we push back to the Client?

																			07/05/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89898447	31603753			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/06/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85765840	31587484			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/05/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82778324	31622095			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87857627	31670652			Compliance	Compliance	State Compliance	State Defect	XXXXX CHL Complaint Agency Disclosure Timing Test	XXXXX Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Borrower was not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.				Reviewer Comment (2024-09-24): Evidence of earlier borrower receipt provided. Seller Comment (2024-09-20): Disagree: Please see attached XXXXX State disclosures that was provided to the borrower the same time as the loan application on 8.16 On Pg.3 of 13 under the Borrower Complaints section highlighted in yellow, the borrower was giving the information for the agency designated to receive complaints or inquiries about the origination and making of the loan.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87857627	31670672			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator				09/17/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84423980	31610241			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/09/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86118356	31611633			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Note loan amount of $XXXXX is greater than Guideline maximum loan amount of $3,500,000.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-17): Client elects to waive. Comp factors: Approved by XXXXX credit, 787 FICO, 17% DTI & 14mm in reserves Reviewer Comment (2024-09-11): Client to review. D108 is loan amount approval.			09/17/2024	2	C	B	C	B	C	B	C	B	C	B		AZ	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81647319	31588929			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,140.00 exceeds tolerance of $4,665.00 plus 10% or $5,131.50. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $8.50 due to increase of Title Fees. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $8.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-24): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		09/24/2024		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89230514	31666893			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of appraisal receipt not provided.							09/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89230514	31666894			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions XXXXX have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-19): Client to review.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81321523	31681112			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator				09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84210048	31656573			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-24): XX/XX/XX TT: please see attached			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84210048	31656574			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-24): XX/XX/XX TT: please see attached			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84210048	31656575			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-24): XX/XX/XX TT: please see attached			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84210048	31656576			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2024-09-26): Client elects to waive Seller Comment (2024-09-24): XX/XX/XX TT: please see attached			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87273969	31720339			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-02): designation updated to Higher Priced SHQM, exception cleared Seller Comment (2024-09-28): PLEASE REDESIGNATE	10/02/2024			1	B	A	C	A	B	A	C	A	B	A		MO	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80079465	31764135			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-10-10): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-10-09): title	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80079465	31764140			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-10-10): Final title provided.	10/10/2024			1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84852740	31619121			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.							09/10/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84852740	31619123			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,003.00 exceeds tolerance of $3,925.00. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as $3,925.00 on LE but disclosed as $4,003.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $78.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-09-18): XXXXX received a valid COC. Seller Comment (2024-09-17): Please see subsequent XX/XX/XX CD attached. Reviewer Comment (2024-09-17): XXXXX received COC dated XX/XX/XX, however loan amount and transfer tax increased on CD dated XX/XX/XX which is not within 3 days of COC. Please provide any missing CD within 3 days or cure would be required. Seller Comment (2024-09-16): Please see attached CD and COC.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89010115	31851678			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83499199	31637187			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $226,000.00 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-09-26): Received RCE, same verified and updated. Exception cleared. Seller Comment (2024-09-25): XXXXX confirms RCE is $545,000	09/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83499199	31641410			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,073.60 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee Amount of $1,073.60 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89304411	31637646			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89304411	31637648			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $76.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $76.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2024-09-12): Sufficient Cure Provided within 60 Days of Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89304411	31637649			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,345.00 exceeds tolerance of $2,173.00. Sufficient or excess cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,345.00 exceeds tolerance of $2,173.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2024-09-12): Sufficient Cure Provided within 60 Days of Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89736519	31902675			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-21): Client to review. Seller Comment (2024-10-18): XX/XX/XX. nothing additional should be required in this instance. Thank you,			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89736519	31902676			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-10-21): XXXXX received initial CD. Seller Comment (2024-10-18): Please see the attached Closing Disclosure and TRID worksheet with proof that both borrowers were sent an Initial Closing Disclosure on XX/XX/XX and the mailbox rule was applied. This meets the 7 business days before the closing date of XX/XX/XX.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89736519	31910817			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-10-23): Client elects to waive. Reviewer Comment (2024-10-21): Client to review. Seller Comment (2024-10-21): XX/XX/XX. nothing additional should be required in this instance. Thank you,			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88554328	31636649			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator				09/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84987914	31681444			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84987914	31681445			Compliance	Compliance	State Compliance	State Late Charge	XXXXX Primary Residence Late Charge Grace Period Testing	XXXXX Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.	Note grace period of 5 days is less than the state minimum of 10 days.				Reviewer Comment (2024-09-26): Client elects to waive. Seller Comment (2024-09-24): We did not get a good scan of the original note. Please see attached copy of the original page 2 of the note reflecting 15 day grace period. The original note was delivered to XXXXX on XX/XX/XX per the attached tracking information.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84987914	31681471			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84304520	31680059			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84304520	31680062			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84304520	31680063			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86470719	31646252			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/13/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86470719	31646253			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-09-26): Client elects to waive.			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86470719	31646256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-04): XXXXX Received LOA stating lender do not required pest inspection.

Seller Comment (2024-10-03): Lender Attestation uploaded

Reviewer Comment (2024-10-03): XXXXX: Lender attestation is sufficient to address the exception. The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2024-10-02): The Loan Office is stating that "the sellers are long gone - can we just get a signed statement from the borrower that we did not require a termite inspection but he opted for one all on his own? " Please advise. Thanks.

Reviewer Comment (2024-09-30): XXXXX received rebuttal comment and not required from either Lender or Title. However, we also required attestation letter from seller which confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category. Exception remains.

Seller Comment (2024-09-26): Pest inspections on conventional loans are not required by us.  We never disclose pest inspections on an LE for a conventional file.  This was an optional service that the borrower elected to get. Can you please take another look and advise. Thanks.

																			10/04/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87223906	31692322			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							09/20/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84124903	31629432			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Unable to verify S-Corp income using reasonably reliable third-party records.
Reviewer Comment (2024-09-26): extension provided, exception replaced

Seller Comment (2024-09-23): (XXXXX) Thank you so much for the clarification.  I have uploaded the Business Return extension for your review.

Reviewer Comment (2024-09-20): Based on the documentation, it is unclear whether the XXXXX 1120 was actually filed at the time of origination. There is a note at the top of the return that says extension  granted. If an extension was granted, please provide evidence of electronic filing of the extension. If the XXXXX returns were filed at the time of origination, provide a copy of the signed 1120S for XXXXX or the signed 4506C for  XXXXX. Exception remains.

																			09/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84124903	31629433			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.
Reviewer Comment (2024-09-26): Client elects to waive.

Seller Comment (2024-09-23): (XXXXX) Thank you so much for the clarification.  I have uploaded the Business Return extension for your review.

Reviewer Comment (2024-09-20): Based on the documentation, it is unclear whether the XXXXX 1120 was actually filed at the time of origination. There is a note at the top of the return that says extension  granted. If an extension was granted, please provide evidence of electronic filing of the extension. Exception remains.

Seller Comment (2024-09-19): (XXXXX) I apologize, can you confirm that you are looking for the most recent tax returns associated with "XXXXX" that is appearing on the borrower's XXXXX personal returns (Schedule E) to satisfy this condition?

																					09/26/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84124903	31629434			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-09-26): extension provided, exception replaced Seller Comment (2024-09-23): (XXXXX) Thank you so much for the clarification. I have uploaded the Business Return extension for your review. Reviewer Comment (2024-09-20): Based on the documentation, it is unclear whether the XXXXX 1120 was actually filed at the time of origination. There is a note at the top of the return that says extension granted. If an extension was granted, please provide evidence of electronic filing of the extension. Exception remains.	09/26/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84124903	31744401			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Extension in file.				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-26): Extension provided. Client to review.			09/26/2024	2		B		B		B		B		B		AZ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82383911	31910045			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							10/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88324993	31744503			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	Evidence of earlier receipt by borrower not found in file.				Reviewer Comment (2024-10-04): XXXXX received eSign Process Summary which included Consent Language on Electronic Records & Signatures Agreement Consent included with Per Loan Consent receipt date. Seller Comment (2024-10-02): Initial LE	10/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88324993	31744520			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88324993	31772316			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $117.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-30): Sufficient Cure Provided At Closing		09/30/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88324993	31772317			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $350.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-30): Sufficient Cure Provided At Closing		09/30/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82571478	31676521			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							09/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82571478	31676522			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX, Inc/S-Corp. Evidence of extension provided in file for XXXXX personal and business..				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-19): Client to review			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82571478	31676523			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns for XXXXX, Inc/S-Corp. Evidence of extension provided in file for XXXXX personal and business..				Reviewer Comment (2024-09-26): Client elects to waive. Reviewer Comment (2024-09-19): Client to review			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82571478	31676525			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $730.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-09-18): Sufficient Cure Provided At Closing		09/18/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80360274	31771610			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Review has determined loan to be Higher Priced QM (APOR).				Reviewer Comment (2024-10-17): Loan designation HPQM (APOR) per client. Exception cleared. Reviewer Comment (2024-10-15): Client to review. Seller Comment (2024-10-10): (XXXXX) This was not evaluated due to the property being a Second Home Reviewer Comment (2024-10-10): Lender to confirm the loan should be designed HPQM (APOR).	10/17/2024			1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80360274	31771614			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-10-10): XXXXX received Updated CD's and Initial CD, 3 business days prior to the consummation.	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80360274	31932207			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation HPQM (APOR) per client.				Reviewer Comment (2024-10-17): Client elects to waive.			10/17/2024	2		A		B		B		B		A		VA	Second Home	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80360274	31932221			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-29): Client elects to waive. Comp factors: 759 FICO, 70% LTV & 33% DTI Reviewer Comment (2024-10-28): Client to review. Seller Comment (2024-10-28): (XXXXX) Please re-assign to "Buyer" so that the report can be reviewed tomorrow and cleared. Thank you Reviewer Comment (2024-10-25): A PDI/Disaster Area Inspection cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains.			10/29/2024	2		B		B		B		B		B		VA	Second Home	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83556746	31782323			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-07): Extension in file, client to review. Seller Comment (2024-10-07): XX/XX/XX TT: XXXXX allows for the borrower to use their XXXXX returns based on guideline b1-1-03. Providing XXXXX extension documents as well as tax transcripts showing NROR for XXXXX.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83556746	31782324			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-07): Extension in file, client to review. Seller Comment (2024-10-07): XX/XX/XX TT: XXXXX allows for the borrower to use their XXXXX returns based on guideline b1-1-03. Providing XXXXX extension documents as well as tax transcripts showing NROR for XXXXX.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83556746	31782325			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-07): Extension in file, client to review. Seller Comment (2024-10-07): XX/XX/XX TT: XXXXX allows for the borrower to use their XXXXX returns based on guideline b1-1-03. Providing XXXXX extension documents as well as tax transcripts showing NROR for XXXXX.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83556746	31782326			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and XXXXX business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-07): Extension in file, client to review. Seller Comment (2024-10-07): XX/XX/XX TT: XXXXX allows for the borrower to use their XXXXX returns based on guideline b1-1-03. Providing XXXXX extension documents as well as tax transcripts showing NROR for XXXXX.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83556746	31782329			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $942.70 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-01): Sufficient Cure Provided At Closing		10/01/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	83049892	31888617			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	override							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81509039	31676803			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		File was approved using an AUS program. Per guides, an AUS finding must be in file, loan must follow and meet all requirements of the DU or LP approval. Loan can be 'ineligible' due to *loan amount or LTV/CLTV only.				Reviewer Comment (2024-09-23): Received and associated AUS. Exception is cleared. Seller Comment (2024-09-20): See attached DU	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86492395	31812203			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $91.00 exceeds tolerance of $76.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-04): Sufficient Cure Provided At Closing		10/04/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86492395	31857509			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-23): Income updated. Exception cleared. Seller Comment (2024-10-21): XX/XX/XX TT: Borrower is contracted out by XXXXX as an employee, whose taxes are exempt, and is not the actual owner of the company. Providing paystub showing the borrower being paid from XXXXX	10/23/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86492395	31857510			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Missing Schedule C for this business.
Reviewer Comment (2024-10-23): Income updated. Exception cleared.

Seller Comment (2024-10-21): XX/XX/XX TT: Borrower is contracted out by XXXXX as an employee, whose taxes are exempt, and is not the actual owner of the company. Providing paystub showing the borrower being paid from XXXXX

Reviewer Comment (2024-10-17): Please see following response from compliance: How was the income for XXXXX verified using reliable third-party records as required by the ATR Rule? The tax returns don't list the income, presumably because its tax exempt. We have numerous Letters of Explanation, Contracts, etc. from the business itself (XXXXX) which shows the income, but if borrower is truly a sole proprietor in this business, I don't see how this documentation can be viewed as third party given he is part owner of the business. Please advise how the lender considered and verified the income with documentation other than from the business itself. If they relied solely on the Contract Agreement or Employee Letter and borrower is a sole proprietor of this business, I don't think it would meet the requirement to verify using third-party records.

Seller Comment (2024-10-15): XX/XX/XX TT: providing letter from XXXXX, explaining why they are not showing on the borrower's tax returns

Reviewer Comment (2024-10-14): Received tax return, however still missing Schedule C for XXXXX sole proprietorship. Exception remains.

Seller Comment (2024-10-10): XX/XX/XX TT: My apologies on the first upload. please see attached

Seller Comment (2024-10-10): XX/XX/XX TT: Please see attached

																			10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80374986	31885183			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80374986	31885209			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80374986	31885240			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.		Hazard Insurance Policy expires within 90 days of the Note Date. Hazard Insurance Policy Expiration Date XX/XX/XX, Note Date XX/XX/XX.				Reviewer Comment (2024-10-17): Policy renewal associated and details updated. Exception is cleared. Seller Comment (2024-10-17): XX/XX/XX KT Hi Team, please see attached renewal policy	10/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80374986	31912787			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $823.60 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing		10/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86528452	31745974			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-26): Sufficient Cure Provided At Closing		09/26/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86528452	31745975			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-09-26): Sufficient Cure Provided At Closing		09/26/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87740405	31743324			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88688750	31765040			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84388327	31797900			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			10/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82073318	31772450			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84353032	31746461			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS document not provided in the file.				Reviewer Comment (2024-10-02): AUS associated and details updated. Exception is cleared. Seller Comment (2024-10-01): AUS	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84353032	31746508			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $33,200 Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-10-02): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-10-01): RCE	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84353032	31746515			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-11-20): .			09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84353032	31746689			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing a copy of rate lock doc.							09/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84353032	31746699			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		The file is missing a copy of rate lock doc.				Reviewer Comment (2024-10-02): Received and associated Rate Lock Confirmation document. Exception is cleared. Seller Comment (2024-10-01): Lock Confirmation	10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80117540	31673345			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $17,050.00 exceeds tolerance of $15,900.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was last disclosed as $15,900.00 on LE but disclosed as $17,050.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2024-09-30): XXXXX received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-09-26): XXXXX received rate lock agreement that loan was relocked as worse pricing, however, this does not provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in the relock of the loan and change in pricing/closing costs while the loan is still within the lock period.

Seller Comment (2024-09-24): (XXXXX) COC XX/XX/XX  origination points increased to $17,490 Lock Agreement Acknowledged and accepted by the borrowers  closed w/ lower amt

																				09/30/2024		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80117540	31673346			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $202.99 exceeds tolerance of $175.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $175.00 on LE but disclosed as $202.99 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-09-26): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-09-24): (XXXXX) Good morning, this condition is not valid, please refer to section J final CD cure complered at closing & ack by borrorwer		09/26/2024		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82157006	31735590			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							09/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82157006	31735591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Evidence showing earlier receipt by borrower not found in file
Reviewer Comment (2024-10-02): XXXXX received XX/XX/XX LE with earlier electronic signature from other borrower.

Seller Comment (2024-10-01): email explanation again

Seller Comment (2024-10-01): You guys should have all our LE's for the borrower, per the email I uploaded from our disclosing manager he stated that you guys are looking at the comparison between the final LE receipt date and the date of signing. You guys need to use the XX/XX/XX date for XXXXX and not the XX/XX/XX date for XXXXX and we provided the email showing the regulatory support that indicates any consumer on the loan can meet the LE four day requirement, this email snipit was uploaded yesterday, but see attached LE showing XXXXX received and signed on XX/XX/XX, you guys should have all the LE's.

Reviewer Comment (2024-10-01): No documentation of earlier receipt for the XX/XX/XX LE was located in the loan file.  Please provide documentation of receipt for review.

Seller Comment (2024-09-30): Your comment with the guidelines, I'm not understanding what you need, we always provide a PCCD once the loan is fully balanced with our final SS we have to generate our PCCD and it will show correct, dates, figures, etc.  Please let me know what else you need once you review the email explanation from our disclosing manager.

Seller Comment (2024-09-30): Our disclosing manager also stated that you guys are looking at the comparison between the final LE receipt date and the date of signing. You need to use the XX/XX/XX date for borrower XXXXX and not the XX/XX/XX date for borrower XXXXX and attached is the email explanation of the regulatory support that indicates any consumer on the loan can meet the LE four day requirement. Please clear.

Reviewer Comment (2024-09-30): 1026.19(e)(4)(ii) requires:
"(ii) Relationship between revised Loan Estimates and Closing Disclosures. The creditor shall not provide a revised version of the disclosures required under paragraph (e)(1) of this section on or after the date on which the creditor provides the disclosures required under paragraph (f)(1) of this section. The consumer must receive any revised version of the disclosures required under paragraph (e)(1) of this section not later than four business days prior to consummation. If the revised version of the disclosures required under paragraph (e)(1) of this section is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.  XXXXX recognizes that fees can be updated in dry states. Our testing methodology remains the same. XXXXX test to consummation date.

Seller Comment (2024-09-30): Please see our PCCD items with Final settlement statement. We signed docs around XX/XX/XX so the LE's should be good. Please re-review and clear based off our PCCD and final SS date.

Reviewer Comment (2024-09-30): The XX/XX/XX final LE was not received by the borrower until XX/XX/XX.  XX/XX/XX is three days prior to close.  The final LE must be received 4 or more days prior to close.

Seller Comment (2024-09-30): Please advise if you mean 4 days prior to closing which would be XX/XX/XX per our Final CD or are you referring 4 days prior from our initial CD dated XX/XX/XX?

																			10/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82157006	31736210			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator				09/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82879527	31791217			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): .			10/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86732827	31773811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after XX/XX/XX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-11): XXXXX received LOE suffice. Reviewer Comment (2024-10-09): XXXXX received XX/XX/XX. However, CD is missing proof of receipt by borrower within 3 business days prior to closing date of XX/XX/XX. The timing violation relates to the XX/XX/XX CD's with 3 versions, Doc ID's 0072, 0026 & 0071 that reflect blank APR's which are testing at 0% and then the subsequent XX/XX/XX CD then increases the APR over .125%. Timing has not been met.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	83378729	31782268			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $140,800.00. Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-10-09): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-10-08): RCE	10/09/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87397464	31791201			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's and business returns.				Reviewer Comment (2024-10-09): Client elects to waive. Reviewer Comment (2024-10-07): Client to review. Seller Comment (2024-10-07): XX/XX/XX TT: FHLMC 5302.4 states that we can use the XXXXX returns to qualify the borrower if we have the extension documents and tax transcripts showing NROR for XXXXX. Please see attached Reviewer Comment (2024-10-04): Client to review.			10/09/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89399696	31888329			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89399696	31888331			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $952.70 exceeds tolerance of $860.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $952.70 exceeds tolerance of $860.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89399696	31888332			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89399696	31888333			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.00 exceeds tolerance of $94.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.00 exceeds tolerance of $94.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81192613	31888092			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2024-10-23): Client elects to waive. Seller Comment (2024-10-22): Aff Bus Agrmnt			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81192613	31888093			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether Homeowners Insurance is included in escrow.
Reviewer Comment (2024-10-29): XXXXX received Letter of Explanation & Corrected Closing Disclosure.

Seller Comment (2024-10-28): PC CD

Reviewer Comment (2024-10-18): Amounts to be considered under the "Homeowner's Insurance" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (§1026.4(b)(8)) which relates to 37(c)(4)(ii) for the disclosure within Taxes, Insurance & Assessments.  The commentary to 1026.37(c)(4)(iv)-2  states, "Amounts paid by the creditor using escrow account funds. Section 1026.37(c)(4)(iv)-2 requires the creditor to disclose an indication of whether the amounts disclosed pursuant to § 1026.37(c)(4)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to § 1026.37(c)(4)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor XXXXX indicate that only some of those amounts will be paid using escrow account funds, such as by using the word "some." File is reflecting that Homeowner's Insurance is "NO" in Escrow, however, page 2 reflects some insurance related property costs being escrowed for Flood and Wind which should be included in the Homeowner Insurance section.  If there is other HOI not escrowed, then the question to "In Escrow?" would be "Some". Final CD reflects the "Other" section as HOA Dues and additional costs as In Escrow? as Some.  If the Additional Costs are the insurance related, this would not be the proper disclosure placement.  Corrected CD and LOE to borrower would be required.

Seller Comment (2024-10-17): Can you please advise what needs to be amended on the CD?

																				10/29/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81192613	31888095			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXXXX Guaranty Fee. Fee Amount of $4.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	XXXXX Guaranty Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $4.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-29): XXXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-10-28): TOL CURE DOCS		10/29/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81317839	31781721			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Review has determined loan is a Higher Price QM (APO) loan based on the lock date of XX/XX/XX.
Reviewer Comment (2024-10-18): Per seller confirmation the loan was re-designated HPQM (APOR)

Seller Comment (2024-10-16): Please restate the loan designation.

Reviewer Comment (2024-10-15): XXXXX report indicates the loan is rebuttable presumption or HPQM (APOR) which is the same finding review has made, however loan was not submitted as such.  Seller to confirm the loan was incorrectly submitted SHQM (APOR).

Seller Comment (2024-10-10): lock and XXXXX

Reviewer Comment (2024-10-08): Lock of XX/XX/XX was used by review. Loan was determined to be SHQM (APOR). Seller to confirm loan should be re-designated.

Seller Comment (2024-10-04): lock

																			10/18/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	81317839	31781723			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing. Earlier receipt could not be confirmed.				Reviewer Comment (2024-10-04): XXXXX received proof of receipt. Seller Comment (2024-10-04): le	10/04/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81317839	31941281			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Per seller confirmation the loan was re-designated HPQM (APOR)				Reviewer Comment (2024-10-18): Client elects to waive			10/18/2024	2		A		B		B		B		A		WA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88296848	31997124			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/29/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88296848	31997125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Reviewer Comment (2024-11-07): XXXXX received XX/XX/XX CD 3 business days prior to consummation.

Seller Comment (2024-11-06): docs sent to the borrower on XX/XX/XX

Reviewer Comment (2024-11-06): XXXXX Received CD dated XX/XX/XX.

Seller Comment (2024-11-05): XX/XX/XX ICD is the only CD issued after the LEs and prior to the closing CD

Reviewer Comment (2024-11-05): CD XX/XX/XX is located in file. Please provide the CD issued to borrower prior to consummation for review or documentation the final CD was provide to borrower 3 business days prior to review.

Seller Comment (2024-11-04): icd proof of delivery

																			11/07/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88296848	32057304			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	XXXXX Received CD dated XX/XX/XX.				Reviewer Comment (2024-11-07): XXXXX received XX/XX/XX CD 3 business days prior to consummation. Seller Comment (2024-11-06): all docs sent to the borrower on 101724	11/07/2024			1		A		A		A		A		A		LA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84490364	31805040			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/03/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85756036	32046777			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86998499	32053899			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan designation testing as Higher Priced QM (APOR)., This XXXXX re-designated upon request.				Reviewer Comment (2024-09-11): Re-designated to HPQM Buyer Comment (2024-09-11): Please re-designate to HPQM - still an EV3 exception Reviewer Comment (2024-09-09): Client acknowledges as HPQM Buyer Comment (2024-09-05): Please re-designate to HPQM	09/11/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86998499	32053903			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contains an acknowledgement of receipt dated XX/XX/XX. Provide the original appraisal.				Reviewer Comment (2024-09-11): Original appraisal provided. Buyer Comment (2024-09-11): Original report	09/11/2024			1		A		A		A		A		A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86998499	32053904			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM allowed.				Buyer Comment (2024-09-12): Re-designated to HPQM. Reviewer Comment (2024-09-12): Loan has been re-designated to HPQM. This XXXXX be waived/acknowledged.			09/12/2024	2		A		B		B		B		A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248785			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Missing YTD P&L, YTD balance sheet and third party verification dated within 10 business days of closing for all positive income businesses used to qualify.
Reviewer Comment (2024-09-17): Provided.

Buyer Comment (2024-09-17): P & L

Reviewer Comment (2024-09-13): Received business bank statement, P&L statement and Balance Sheet for Business "XXXXX"
Received P&L & Balance Sheet for "XXXXX"
Received Balance Sheet as of XX/XX/XX for "XXXXX" still missing P&L Statement.
Sole proprietor Sch. C business account XXXXX recent month statement as XX/XX/XX not covers the P&L Statement dated XX/XX/XX. Exception remains.

Buyer Comment (2024-09-12): see attached

Reviewer Comment (2024-08-29): Received CPA Letter. Still need the following.

Signed P&L Statement and Account Statements - Business for business XXXXX (Sole Proprietor). Need confirmation whether the account number ending with #XXXXXis being used for the sole proprietor business i.e. "XXXXX" if yes, then please mark the income deposit on the bank statement.

Signed P&L Statement and Balance Sheet for business XXXXX.

Signed P&L Statement and Balance Sheet for business XXXXX

Signed P&L Statement and Balance Sheet for business XXXXX.

Exception Remains.

Buyer Comment (2024-08-28): Updated CPA Letter

Reviewer Comment (2024-08-27): Received CPA Letter. Still need the following.
Signed P&L Statement and Account Statements - Business for business XXXXX (Sole Proprietor)
Signed P&L Statement and Balance Sheet for business XXXXX
Signed P&L Statement and Balance Sheet for business XXXXX
Signed P&L Statement and Balance Sheet for business XXXXX. Exception Remains.

Buyer Comment (2024-08-26): CPA letter dated XX/XX/XX verifying businesses

Reviewer Comment (2024-08-22): Received Balance sheet and unsigned YTD P&L for Sch-C business. Also Received CPA letter as verification, however is date XX/XX/XX which is not within 10 Business from closing date. VVOE with internet search is not acceptable Source of verification. Require Signed YTD P&L for Sch-C Business,  Signed YTD P&L, Balance sheet and third party verification within 10 business days from Note date for all positive income Businesses. (including Sch-C). Exception  Remains

Buyer Comment (2024-08-20): XXXXX YTD Balance Sheet for Sch. C (XXXXX).

Buyer Comment (2024-08-20): XXXXX YTD P&L  for Sch. C (XXXXX).

Buyer Comment (2024-08-20): Provided the CPA Letter as a Third party verification employment.

																			09/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248786			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-08-27): Received Third Party Verification i.e. CPA letter. Exception Cleared	08/27/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248788			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Available for closing $XXXX is insufficient to cover cash from borrower $XXX.				Reviewer Comment (2024-08-01): Received asset statement. exception cleared Buyer Comment (2024-07-31): The final fund came from XXXXX where it had XXX - Attached, also in the file	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248789			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS is missing in file.				Reviewer Comment (2024-08-01): Received AUS cleared Buyer Comment (2024-07-31): AUS	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248790			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Account Statements - 3-months statements is missing in file for all businesses with positive income
Reviewer Comment (2024-09-13): Received all 3 months business and personal bank statement exception cleared.

Buyer Comment (2024-09-12): see attached

Reviewer Comment (2024-08-22): Received 3 months bank statements for all Positive Businesses, however For Sch-C business received Personal bank statement, please highlights the Income deposits in Personal account for testing purpose. Additionally, require XXXXX month Business bank statement for all Positive Businesses as Closing date is XX/XX/XX and 3 Months requirement must aligned wit YTD P&L. Exception Remains

Buyer Comment (2024-08-20): Provided 3 months bank statements for XXXXX, XXXXX, XXXXX, XXXXX, and Sch. C (XXXXX).

																			09/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248794			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Sufficient reserves are not available in file.				Reviewer Comment (2024-08-02): Received asset statement. exception cleared Buyer Comment (2024-07-31): Assets	08/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88354037	32248796			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		The file is missing the Bank Statement reflecting the Earnest Money Deposit source.				Reviewer Comment (2024-08-02): Received document. Exception cleared Buyer Comment (2024-07-31): EMD check #XXXXX cleared on XX/XX/XX from XXXXX	08/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89571254	32248804			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-08-29): Appraisal provided. Buyer Comment (2024-08-29): Appraisal dated XX/XX/XX	08/29/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89571254	32248806			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.00 exceeds tolerance of $87.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		08/14/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89571254	32248807			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Total HOI premium $3,941.00 includes Flood insurance premium of $542.00. Lender to confirm there is no separate Flood insurance Policy.				Reviewer Comment (2024-08-26): Received confirmation i.e. there is no separate Flood insurance Policy. Exception Cleared. Buyer Comment (2024-08-22): lox	08/26/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89155344	32248813			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan be re-designated to Higher Priced QM (APOR). upon request.				Reviewer Comment (2024-09-03): HPQM allowed. Buyer Comment (2024-08-29): Please redesignate as HPQM. HPQM acceptable for conforming.	09/03/2024			1	B	A	C	A	B	A	C	A	B	A		GA	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89155344	32248814			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $350.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-22): Sufficient Cure Provided At Closing		08/22/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Second Home	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	89155344	32248815			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Please provide verification of the primary residence XXXXX being free and clear.				Reviewer Comment (2024-08-29): Received Property History report verifying borrower is co-signor and no mortgage associated. Buyer Comment (2024-08-28): prop report	08/29/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	89155344	32248816			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM allowed.				Buyer Comment (2024-09-05): HPQM acceptable under conform program.			09/05/2024	2		A		B		B		B		A		GA	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249026			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2024-09-30): HCO provided. Buyer Comment (2024-09-27): HCOL	09/30/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249028			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-09-27): Received Appraisal Receipt. Exception Cleared Buyer Comment (2024-09-27): Appraisal receipt XX/XX/XX	09/27/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249029			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Testing as Higher Priced QM (APOR). This XXXXX be re-designated upon request.				Reviewer Comment (2024-09-30): HPQM allowed. Buyer Comment (2024-09-26): Please re-designate to HPQM	09/30/2024			1	B	A	C	A	B	A	C	A	B	A		SC	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249030			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided						Reviewer Comment (2024-09-27): Received Tax Certificate. Exception Cleared Buyer Comment (2024-09-27): Tax Cert	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249031			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Require purchase agreement with property address, purchase price and complete all pages with addendum if any, signed and dated by buyer and seller.				Reviewer Comment (2024-09-27): Received Purchase Agreement / Sales Contract . Exception Cleared Buyer Comment (2024-09-27): Contract	09/27/2024			1	D	A	D	A	D	A	D	A	D	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249032			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.						Reviewer Comment (2024-09-27): Received E-Sign Consent Agreement. Exception Cleared Buyer Comment (2024-09-27): e-consent	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249034			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 provided is not signed by the borrower or Lender.				Reviewer Comment (2024-09-27): Received Initial 1003. Exception Cleared Buyer Comment (2024-09-27): initial 1003	09/27/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249035			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Require mortgage statement for REO XXXXX to verify taxes and insurance escrowed.				Reviewer Comment (2024-09-27): Received mortgage statement for REO XXXXX. Exception Cleared Buyer Comment (2024-09-27): Mtg Stmt for XXXXX	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249036			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Disclosure is not signed by the Borrower.				Reviewer Comment (2024-10-01): Signed disclosure provided. Buyer Comment (2024-09-27): e-signed disclosure	10/01/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88387920	32249037			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated as HPQM.				Buyer Comment (2024-09-30): HPQM allowed.			09/30/2024	2		A		B		B		B		A		SC	Second Home	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249097			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Require document supporting other expenses of $100 of commercial property XXXXX. Insurance Verified $1,129.67 and taxes are obligated to tenant total TIA considered $XXXXX.
Reviewer Comment (2024-09-27): Received updated 1008/AUS/1003 with Correction in XXXXX Total PITIA. Exception Cleared

Buyer Comment (2024-09-27): 1003

Buyer Comment (2024-09-27): 1008

Buyer Comment (2024-09-27): Updated AUS

Reviewer Comment (2024-09-24): Need an updated 1003, 1008 and AUS to reflects total expenses as $1,129.67. Exception Remains. On AUS corrected Rental Income for  XXXXX.

Buyer Comment (2024-09-20): UW Response: This is a typographical error. Print from internal processing system shows notation of insurance amount as 1129.67, but incorrectly typed in to the total expense as 1229.67. There is no other expense.

																			09/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249098			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		3 Months Business statements aligned with YTD are missing for Business "XXXX"				Reviewer Comment (2024-09-27): Received 3 Months Statement for "XXXXX" aligned with YTD P&L received. Exception Cleared Buyer Comment (2024-09-26): XXXXX	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249102			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Require Source of Large Deposit of 103,349.99 made on XX/XX/XX in XXXXX				Reviewer Comment (2024-09-27): Received Source of Large Deposit of $103,349.99 Exception Cleared Buyer Comment (2024-09-26): Large deposits and source	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249103			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Donor Check or Deposit receipt or wire transferred to closing agent is missing for Gift amount of $105,000				Reviewer Comment (2024-09-19): Received deposit receipt of fund i.e. gift. Exception Cleared Buyer Comment (2024-09-17): Check and receipt of Funds	09/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249104			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require Evidence of Fund refunded to borrower of initial deposit IAO $105,000				Reviewer Comment (2024-09-24): Received Evidence of Fund refunded to borrower of initial deposit IAO $105,000. Exception Cleared Buyer Comment (2024-09-20): Copy of Refund Check to Borrower Reviewer Comment (2024-09-19): Received a copy of closing statement pertaining to refund of initial deposit IAO $105,000. Still need a copy of proof to verify initial deposit IAO $105,000 was refunded and received by the borrower. Exception Remains. Buyer Comment (2024-09-17): Per lender : Refund back to borrowers on Final Closing Statemen	09/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84862213	32249105			Credit	Credit	Miscellaneous	Guideline	Credit Exception:
Lender Exception for allowing to use lease agreement method for commercial property "XXXXXd" Owned by Borrower with XX/XX/XX ownership. Borrower is not listed as landlord on Lease agreement and mortgage statement.  Taxes are obligated to tenant as per Lease agreement. Property Rented to Borrower's S-crop Business used for qualification. Business tax return evidence Business is paying rent on the commercial property. Compensating Factor are as follow 1) Low LTV = less than 50% on SFR in XXXXX state 2) Self Employed Borrower with strong earning + W-2 wage income 3) US citizen with Excellent Credit and FICO of 810.
															The representative FICO score exceeds the guideline minimum by at least 40 points.	810 vs 660	SitusAMC,Aggregator	Reviewer Comment (2024-09-16): Investor approved to waive with compensating factors.			09/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249121			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-09-20): HPQM is acceptable. Buyer Comment (2024-09-18): Please clear as HPQM is acceptable for Conforming.	09/20/2024			1	B	A	C	A	B	A	C	A	B	A		AL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249122			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third party verification is missing for S-Corp Business Professional XXXXX/S-Corp. Search provided, however must verify a phone listing (done) and address (not done) for the borrower's business using a telephone book, the internet.				Reviewer Comment (2024-09-16): Received Business verification document. Exception cleared. Buyer Comment (2024-09-12): VOB address and dated source doc Reviewer Comment (2024-09-05): Received Business Verification document, however there is no Search date or document date. Unable to verify when Business verification completed. Exception Remains Buyer Comment (2024-09-03): Attached is the SOS for this borrower's business that confirms the address.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249124			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Third party verification is missing for S-Corp Business XXXXX/S-Corp. Search provided, however must verify a phone listing (done) and address (not done) for the borrower's business using a telephone book, the internet.				Reviewer Comment (2024-09-13): Received XXXXX search with business internet search. business is active till date. exception cleared. Buyer Comment (2024-09-12): VOB address and dated source doc Reviewer Comment (2024-09-05): Received Business Verification document, however there is no Search date or document date. Unable to verify when Business verification completed. Exception Remains Buyer Comment (2024-09-03): Business search	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249126			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		11 Properties are reported in Sch-E of Borrower Personal tax return, Provide evidence copies of notes or attestation from respective mortgage holders for each rental property borrower is claiming ownership in. Or that the borrower is not personally obligated.
Reviewer Comment (2024-09-19): Received mortgage holder document confirm properties owned by Business entity along with the corrected copy of mortgage holder document for the property address XXXXX. Exception Cleared.

Buyer Comment (2024-09-17): Per lender : corrected creditor letter with the address updated

Reviewer Comment (2024-09-05): Received mortgage holder document confirm properties owned by Business entity, however for Property XXXXX, provided document shows street unit Number XXXXX instead of XXXXX, please confirm is that typo error and one the same property. Exception Remains

Buyer Comment (2024-09-03): Information on the 11 REO Properties

																			09/19/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249127			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Disclosure was provided XX/XX/XX and the loan closed XX/XX/XX.				Reviewer Comment (2024-08-29): Flood cert is dated XX/XX/XX, disclosure delivered next day XX/XX/XX	08/29/2024			1	B	A	B	A	B	A	B	A	B	A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249128			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Require corrected AUS with Primary housing expenses ratio as it is showing 0.00% where as 1008 shows 11.812%				Reviewer Comment (2024-09-13): Received updated AUS matching 1008 DTI. exception cleared. Buyer Comment (2024-09-12): AUS Reviewer Comment (2024-09-05): Received AUS, however DTI 45.24% is not matching with 1008 DTI 30.293%. Exception Remains Buyer Comment (2024-09-03): The AUS has been updated.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86090780	32249129			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM allowed.				Buyer Comment (2024-09-20): HPQM allowed.			09/20/2024	2		A		B		B		B		A		AL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249165			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Lease Agreement is missing in file for REO properties XXXXX; XXXXX; XXXXX; XXXXX.				Reviewer Comment (2024-09-18): Received Mortgage statement and Lease Agreement for all REO. Exception cleared. Buyer Comment (2024-09-16): Mtg statement	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249166			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-01): Received Business Verification for XXXXX. Exception Cleared Reviewer Comment (2024-09-26): Received XXXXX P&L and balance sheet for XXXXX, still missing third party verification. Exception remains Buyer Comment (2024-09-24): XXXXX PL and Balance sheet for XXXXX	10/01/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249167			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Lease agreement is missing in file.				Reviewer Comment (2024-09-18): Lease Agreement received. exception cleared. Buyer Comment (2024-09-16): lease	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249168			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Lease agreement is missing in file.				Reviewer Comment (2024-09-18): Lease Agreement received. exception cleared. Buyer Comment (2024-09-16): lease	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249169			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Lease agreement is missing in file.				Reviewer Comment (2024-09-18): Lease Agreement received. exception cleared. Buyer Comment (2024-09-16): Lease uploaded	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249170			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Lease agreement is missing in file.				Reviewer Comment (2024-09-18): Lease Agreement received. exception cleared. Buyer Comment (2024-09-16): Lease uploaded	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249171			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension provided for both personal and business. This is an EV2 informational exception which can be acknowledged.				Buyer Comment (2024-09-11): EV2; XXXXX personal and business extension in file			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249172			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension provided for both personal and business. This is an EV2 informational exception which can be acknowledged.				Buyer Comment (2024-09-11): EV2; XXXXX personal and business extension in file			09/11/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249175			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $950.00. Insufficient or no cure was provided to the borrower.	Appraisal fee was disclosed as $950.00 on Final LE and $1,050.00 on Final CD. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-09-27): XXXXX received COC and LOE.

Buyer Comment (2024-09-26): Requested additional information: Borrower decided to rent out their departure residence. The Underwriter required a rent schedule and a lease agreement, both of which have been provided. I've attached a copy of the emailed request to order the rent schedule.

Reviewer Comment (2024-09-25): XXXXX received updated COC dated XX/XX/XX. Provide additional information on why this additional schedule was unknown at time of initial LE on XX/XX/XX when Appraisal fee reimbursement added. Document when/why lender became aware of the additional schedule needed or Cure would be due to borrower.

Buyer Comment (2024-09-24): Corrected COC

Reviewer Comment (2024-09-19): XXXXX received CD dated XX/XX/XX for which there is no valid COC available in file. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-09-18): COC

Buyer Comment (2024-09-18): CD

																			09/27/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249177			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Mortgage Payment History for XXXXX XXXXX.				Reviewer Comment (2024-09-17): Statements provided. Buyer Comment (2024-09-16): Mtg statement	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249179			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Missing a breakdown of PITI. Credit Report does not specify is taxes and insurance are included in the payment.				Reviewer Comment (2024-09-17): Statements provided. Buyer Comment (2024-09-16): Mtg statement	09/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249180			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For XXXXX, missing XXXXX year end singnd P&L and matching balance sheet.				Reviewer Comment (2024-09-20): Received XXXXX year end singed P&L and balance sheet for XXXXX Exception Cleared Buyer Comment (2024-09-19): XXXXX PL and Balance Sheet.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249181			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For XXXXX, missing XXXXX year end singed P&L and matching balance sheet and third party verification .				Reviewer Comment (2024-10-01): Received Business Verification for XXXXX. Exception Cleared Buyer Comment (2024-09-27): TP Verification - XXXXX Reviewer Comment (2024-09-26): Received XXXXX P&L and balance sheet for XXXXX, still missing third party verification. Exception remains Buyer Comment (2024-09-24): XXXXX PL and Balance sheet for XXXXX	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249182			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing XXXXX Tax Transcript - No results found. for both borrowers.				Reviewer Comment (2024-09-20): Received No Result found transcripts, as we already have tax extension in file for XXXXX. Exception Cleared Buyer Comment (2024-09-19): Tax extension filed for XXXXX. No transcripts available. Reviewer Comment (2024-09-17): Provide the XXXXX transcript. Buyer Comment (2024-09-16): 4868	09/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249183			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Missing third party verification.				Reviewer Comment (2024-10-01): Received Business Verification for XXXXX. Exception Cleared Buyer Comment (2024-09-27): TP Verification - XXXXX	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85292828	32249184			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File contains a bridge loan ($250k) taken out same day as closing with a $2,083 monthly obligation as a second against primary residence with a balloon payment noted in XX/XX/XX shortly after subject closing. Neither of borrowers business have enough retained earnings to cover this obligation due XX/XX/XX. No LOX provided. The payment was included in ratios but the hardship or plan to cover this debt was not provided and should be considered. No evidence exiting primary residence is to be sold and rent was being used to offset obligations.				Reviewer Comment (2024-09-18): Received Purchase Contract for REO XXXXX which is sufficient to cover to payoff the bridge loan. exception cleared. Buyer Comment (2024-09-17): bridge loan	09/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82212998	32249236			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing a satisfactory letter of explanation for no rental history.				Reviewer Comment (2024-09-24): LOX provided. Buyer Comment (2024-09-24): See lox	09/24/2024			1	C	A	C	A	C	A	C	A	D	A		NC	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249242			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The Application date is XX/XX/XX.				Reviewer Comment (2024-07-31): XXXXX received earlier XX/XX/XX LE Buyer Comment (2024-07-30): Initial LE	07/31/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249243			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The Application date is XX/XX/XX.				Reviewer Comment (2024-07-05): Received confirmation of receipt of XX/XX/XX LE.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249245			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2024-07-31): XXXXX received SSPL.	07/31/2024			1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,872.00 exceeds tolerance of $7,545.00 plus 10% or $8,299.50. Insufficient or no cure was provided to the borrower.	The file is missing a valid Change of Circumstance for the increase in all Title fees. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-07-31): XXXXX received SSPL. Buyer Comment (2024-07-30): SSPL Reviewer Comment (2024-07-05): Please provide SSPl to determine shoppable vendors. Buyer Comment (2024-07-05): Title fees were listed as shoppable. Borrower shopped therefore title fees have no tolerance.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial LE located in the loan file is dated XX/XX/XX and application date appears to be XX/XX/XX. Please provide initial LE.				Reviewer Comment (2024-07-31): XXXXX received earlier XX/XX/XX LE Buyer Comment (2024-07-30): LE	07/31/2024			1		A		A		A		A		A		TX	Primary	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249250			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXXX result in additional fee tolerance violations.	XXXXX received earlier XX/XX/XX LE which was esigned by borrower on XX/XX/XX. E-consent agreement was over 3 business days from application. Provide proof of earlier e-consent within 3 business days of application or proof LE was sent by other method, such as XXXXX				Reviewer Comment (2024-08-15): XXXXX received earliest e-consent. Buyer Comment (2024-08-14): Fulfilment Cert Buyer Comment (2024-08-14): Econsent	08/15/2024			1		A		A		A		A		A		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249251			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property taxes excluded from PITIA and must be included for qualifying purposes. Add property taxes and provide updated 1003, 1008 and AUS.				Reviewer Comment (2024-09-13): Received updated 1008, AUS and 1003. Exception cleared Buyer Comment (2024-09-13): AUS Buyer Comment (2024-09-11): 1003 & 1008	09/13/2024			1		A		A		A		A		A		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249252			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	New Exception as result of documentation provided. DTI exceed the guideline limit of 45%.post updating tax amount DTI exceed limit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	35 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-09-16): Investor approved to waive with compensating factors.			09/16/2024	2		B		B		B		B		B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249253			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	New Exception as result of documentation provided. DTI exceed the guideline limit of 45%.post updating tax amount DTI exceed limit.				Reviewer Comment (2024-09-16): Investor approved to waive with compensating factors. DTI downgraded by XXXXX.	09/16/2024			1		A		A		A		A		A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82443549	32249254			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 49.26381% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	New Exception as result of documentation provided. DTI exceed the guideline limit of 45%.post updating tax amount DTI exceed limit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	35 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-09-16): Investor approved to waive with compensating factors.			09/16/2024	2		B		B		B		B		B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81089204	32249312			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		YTD XXXXX and Year XXXXX Balance Sheet for the business XXXXX for borrower XXXXX is missing in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	88 vs 6	SitusAMC,Aggregator
Reviewer Comment (2024-09-09): Request to downgrade with compensating factors.

Buyer Comment (2024-09-09): Please downgrade.

Buyer Comment (2024-09-07): XXXXX does not require balance sheets, meets XXXXX guideline.

Reviewer Comment (2024-09-06): Re-reviewed under XXXXX bucket. V11 guides require balance sheets. This XXXXX be downgraded to EV2 upon request if investor accepts.

Buyer Comment (2024-09-06): Moving to XXXXX

Reviewer Comment (2024-08-23): V11 guides require balance sheets. This XXXXX be downgraded to EV2 upon request if investor accepts.

Buyer Comment (2024-08-22): Lender's comments: Schedule C businesses do not have balance sheets. In turn we got the bank statements to support both liquidity and income/employment of the business. This condition should be waived given the information they have in file. I personally unwrote this file and feel that sufficient documentation was provided. I also spoke with XXXXX. XXXXX communicated to me, that when a profit and loss is utilized for Schedule C business, they would ask for bank statements. They even recognize that a balance sheet is not required. None of our other investors we work with require a balance sheet for Schedule C. Compensating factors: over 2.3 million dollars in a trust account for same business long time self-employment good LTV and ratios (22/31) substantial reserves after closing carrying 3 properties XXXXX

Reviewer Comment (2024-08-20): The exception was for YTD XXXXX and Year end XXXXX Balance Sheet for the business XXXXX was missing. P&L was already received.

Buyer Comment (2024-08-16): P & L

Buyer Comment (2024-08-16): lox

																					09/09/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81089204	32249314			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate is dated XX/XX/XX and the Initial Application date is XX/XX/XX.				Reviewer Comment (2024-08-19): XXXXX received initial LE. Buyer Comment (2024-08-15): All LE's and disclosure tracking	08/19/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81089204	32249316			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Tax Return extension for year XXXXX is available in file. Along with XXXXX No Records Found and XXXXX and XXXXX Tax Transcripts. This is an EV2 informational exception and XXXXX be waived.				Buyer Comment (2024-08-15): XXXXX Extension and XXXXX and XXXXX Transcripts were located in the file			08/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	81089204	32249317			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Affiliated Business Arrangement Disclosure is datedXX/XX/XX.
Reviewer Comment (2024-08-20): Evidence of earlier receipt was provided.

Buyer Comment (2024-08-19): The document is not required to be hand signed. It was signed electronically, along with the other initial disclosure and the tracking showing this was uploaded - see D0198, and pg 2 of list of disclosures with ABA checked in Trailing, other. Please clear.

Reviewer Comment (2024-08-19): Received Business Affiliated Business Arrangement Disclosures Statement D0199, but the same is not signed. Need signed copy of  Business Affiliated Business Arrangement Disclosures Statement. Exception Remains.

Buyer Comment (2024-08-15): Affiliated Business disclosure and tracking

																			08/20/2024			1	B	A	B	A	B	A	B	A	B	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85074793	32249331			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $682,000.00. Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-10-18): Received RCE Exception Cleared Buyer Comment (2024-10-17): RCE attached	10/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249364			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-29): Sufficient Cure Provided At Closing		07/29/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249367			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The required XXXXX extension is in file. This is an EV2 informational and XXXXX be waived.				Buyer Comment (2024-08-02): XXXXX extensions for business and personal returns is verified in the file			08/02/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249368			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-30): Sufficient Cure Provided At Closing		07/30/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249369			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Missing 3 months business statements for XXXXX.				Reviewer Comment (2024-08-09): Received bank statement. exception cleared.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249370			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Missing XXXXX YTD balance sheet for XXXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	20 vs 4	SitusAMC,Aggregator
Reviewer Comment (2024-09-12): Investor approved to waive with compensating factors.

Seller Comment (2024-09-12): XXXXX follows XXXXX, XXXXX request to downgrade the exception.

Buyer Comment (2024-09-11): Loan moving to XXXXX.

Buyer Comment (2024-09-10): P&L Statement

Reviewer Comment (2024-08-16): Both Balance Sheet and P&L statement ( Signed and Dated ) are not within 60 days of Note date. Require P&L Statement (signed and dated) and Balance Sheet. Exception remains.

Buyer Comment (2024-08-14): Balance Sheet

Reviewer Comment (2024-08-09): Received Three months Business Bank Statement but we required YTD P&L statement matching the Business Bank Statement within 60 days of note date. YTD P&L as of XX/XX/XX  and YTD matching Balance sheet. Exception remains.

Buyer Comment (2024-08-08): 3 mos. bank statements

																					09/12/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	86453413	32249371			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score is above 680.
																20 vs 4	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Exception provided for the loan amount.			09/13/2024	2		B		B		B		B		B		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249387			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-08-01): Received processor cert and disclosure tracking summary reflect appraisal sent to borrower on XX/XX/XX Buyer Comment (2024-07-30): Processor cert Buyer Comment (2024-07-30): Disclosure tracking summary showing XX/XX/XX delivery	08/01/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249388			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-08-01): Delivery provided	08/01/2024			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249390			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.		E-Sign Consent Agreement: E-sign Consent Agreement is missing.				Reviewer Comment (2024-07-26): E-Sign Consent Agreement Received. Exception Cleared Buyer Comment (2024-07-25): Econsent	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249392			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		For XXXXX, provide signed and dated YTD P&L statement, and third party verification of employment.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	25 vs 3	SitusAMC,Aggregator
Reviewer Comment (2024-09-13): Investor request to waive with compensating factors. Lender

Buyer Comment (2024-09-13): Loan moving to XXXXX.

Reviewer Comment (2024-09-05): It is noted per LOX that no XXXXX statement from the other account as it is new. Provide a XXXXX statement from another account from this this entity so we can test 3 months consecutive business statements against the YTD P&L provided.

Buyer Comment (2024-09-05): Lox

Reviewer Comment (2024-09-03): Received same statement of XXXXX, provide XX/XX/XX till XX/XX/XX where YTD P&L is as of XX/XX/XX. For 2nd Business statement account # XXXXX require XX/XX/XX. Exception Remains

Buyer Comment (2024-08-29): business bank statements

Reviewer Comment (2024-08-27): Signed P&L provided. We are missing business bank statement for XXXXX that align with the P&L. We have received two different checking acct statements for XXXXX. Acct ending in XXXXX has the XXXXX statement and acct ending in XXXXX has an XXXXX statement. P&L is thru XXXXX. Provide statements that align.

Buyer Comment (2024-08-27): see attached

Reviewer Comment (2024-08-01): Received VOB, however Still Require  Signed YTD P&L Statement. as provided was unsinged additionally, XX/XX/XX. Exception Remains

Buyer Comment (2024-07-30): VOB

Reviewer Comment (2024-07-29): Received Unsinged P&L for  XXXXX along with third party verification obtained on XX/XX/XX. Require signed Copy P&L and Third party Verification obtained within 10 Business days of Closing date. exception remains

Buyer Comment (2024-07-26): P & L , its 61 days old vs Guide requirement 60 days of Note date. Advise are we ok

Buyer Comment (2024-07-26): Business verification

																					09/13/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249393			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		For XXXXX, provide signed and dated YTD P&L statement, most recent three months bank statements to align with dates of the P&L				Reviewer Comment (2024-08-27): Signed P&L and 3 months bk statements provided. Buyer Comment (2024-08-27): P&L statement Reviewer Comment (2024-07-29): Received Unsinged P&L for XXXXX, however require singed copy of P&L along with most recent three months bank statements to align with dates of the P&L. Exception Remains Buyer Comment (2024-07-26): P & L	08/27/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249394			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $105.00 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84620680	32249395			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249414			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Missing balance Sheet aligning with P&L provided for XXXXX, Also missing third party Verification for both of these entities.
Reviewer Comment (2024-09-16): Third party verification/CPA letter provided.

Reviewer Comment (2024-09-16): Missing bank statements issue s being addressed under a separate exception, This exception is for missing 3rd part verification with a date on or before loan sale to investor.

Reviewer Comment (2024-09-12): Received Broker check for borrower she- C business, howe3ver there is no document date or Search date to verify when verification obtained  Additionally Lender to confirm provided Broker check applicable for both Sch-C Businesses i.e. XXXXX and Also YTD balance sheet is missing for both Sch-C businesses. Exception remains

Buyer Comment (2024-09-10): broker check

																			09/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249415			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided was XX/XX/XX and updated updated report are present.. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-07-24): Received original appraisal. exception cleared Buyer Comment (2024-07-22): Original report	07/24/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249416			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided was XX/XX/XX and updated updated report are present.. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-07-24): Original appraisal received. exception cleared. Buyer Comment (2024-07-22): Please see uploaded report	07/24/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249418			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide cash flow analysis or CPA letter indicating indicating the use of funds will not have a negative affect on the business.				Reviewer Comment (2024-08-08): Redundant , see other open exception. Reviewer Comment (2024-07-23): As per Final 1003 $90,734.45 from Shc-C Business account XXXXX used for qualification therefore asset cash flow analysis or CPA letter indicating indicating the use of funds will not have a negative affect on the business. Exception Remains Buyer Comment (2024-07-22): Lender's response: None of the funds to close came from the business account, we shouldn't need a CPA letter,	08/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249419			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing cash flow analysis, liquidity testing or CPA letter confirming no impact with use of funds from business funds of $90,734.45				Reviewer Comment (2024-09-05): No impact CPA letter provided. Buyer Comment (2024-09-04): CPA Reviewer Comment (2024-07-23): As per Final 1003 $90,734.45 from Shc-C Business account XXXXX used for qualification therefore asset cash flow analysis or CPA letter indicating indicating the use of funds will not have a negative affect on the business. Exception Remains Buyer Comment (2024-07-22): Lender's response: none of the funds to close came out of the business account, we shouldn't need a CPA letter.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87564556	32249420			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Guides require 3 months bank statements to match the P&L provided. File contains three months bank statements from acct# XXXXX. There are two different schedule C business , unable to test the bank statements. Provide different bank statements for each business. If comingling incomes from both separate businesses into one business checking then must provide a breakdown of each deposit for each month that belongs to the respective business so bank statements can be tested against P&L provided.	The representative FICO score is above 680.	770 vs 680	SitusAMC,Aggregator
Reviewer Comment (2024-09-16): Investor approved to waive with compensating factors,

Buyer Comment (2024-09-16): Please downgrade.

Reviewer Comment (2024-09-16): This exception XXXXX be waived/downgraded upon request.

Reviewer Comment (2024-09-16): Moving to XXXXX

Buyer Comment (2024-09-13): Loan is moving to XXXXX.

Reviewer Comment (2024-09-05): CPA letter noted; however, we have been asking for ,,, Guides require 3 months bank statements to match the P&L provided. File contains three months bank statements from acct XXXXX. There are two different schedule C business , unable to test the bank statements. Provide different bank statements for each business. If comingling incomes from both separate businesses into one business checking then must provide a breakdown of each deposit for each month that belongs to the respective business so bank statements can be tested against P&L provided.

Buyer Comment (2024-09-04): CPA Letter

Reviewer Comment (2024-07-23): Received the same Business statement of acctXXXXX. There are two different schedule C business , unable to test the bank statements. Provide different bank statements for each business. if income from both separate businesses deposited into one business checking XXXXX then must provide a breakdown of each deposit for each month that belongs to the respective business so bank statements can be tested against P&L provided..  Exception Remains

Buyer Comment (2024-07-22): XXXXX

																					09/16/2024	2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase		C	B	C	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87527976	32249445			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan was tested based on bid tape of Safe Harbor QM (APOR) designation but is testing as Higher Priced QM (APOR). This XXXXX be re-designated upon request to Higher Priced QM (APOR).				Reviewer Comment (2024-10-07): Client request to re-designate to Higher Priced QM (APOR). Buyer Comment (2024-10-04): Please re-designate to HPQM	10/07/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	87527976	32249449			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client re-designated to Higher Priced QM (APOR).				Reviewer Comment (2024-10-07): This is an EV2 informational , accepted and waived by client/investor.			10/07/2024	2		A		B		B		B		A		FL	Second Home	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	87527976	32249450			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.

Property inspected post disaster but pre-FEMA declaration of disaster end date.
																Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XX	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-18): PDI Inspection date XX/XX/XX, no damage. The disaster end date has not been declared. Buyer Comment (2024-10-17): PDI			10/18/2024	2		B		B		B		B		B		FL	Second Home	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85717379	32249522			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee Disclosed $500 on Initial LE and $600 in Final CD .File does not contain a valid COC for this fee. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-09-23): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Buyer Comment (2024-09-20): Copy of cancelled check showing it was cashed/deposited by borrower

Reviewer Comment (2024-09-13): XXXXX received corrected PCCD, LOE, Copy of refund check. However,  Proof of mailing to borrower was not located in trailing documents. Proof of mailing is required to borrower to complete remediation.

Buyer Comment (2024-09-11): LOE and refund check  (disregard the PCCD included with this upload - uploaded an updated PCCD separately)

Buyer Comment (2024-09-11): Updated PCCD

																				09/23/2024		2	C	B	C	B	C	B	C	B	C	B		ID	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85717379	32249524			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is XXXXX acres. Max per guides is 20 acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	102 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-09-26): Investor approved to waive with compensating factors Reviewer Comment (2024-09-11): Flip loan Buyer Comment (2024-09-09): Exception from XXXXX, loan will moving to XXXXX.			09/26/2024	2		B		B		B		B		B		ID	Second Home	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85717379	32249525			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property characteristics are rural and zoning is lowland agriculture.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	102 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-09-26): Investor approved to waive with compensating factors Reviewer Comment (2024-09-11): Flip loan Buyer Comment (2024-09-09): Loan will be moving to XXXXX as XXXXX accepts once we obtain the exception for acreage.			09/26/2024	2		B		B		B		B		B		ID	Second Home	Refinance - Rate/Term		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85717379	32249526			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower.	Cure provided.				Reviewer Comment (2024-09-26): Sufficient Cure Provided within 60 Days of Closing		09/26/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Second Home	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86289796	32249532			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.50 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing.	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing.				Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		09/23/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Second Home	Purchase	Final CD evidences Cure	A	B	A	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	86289796	32249533			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	24 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-10-07): Investor approved to waive with compensating factors. Buyer Comment (2024-10-04): Loan moving to XXXXX, Investor approved to waive as agency allows.			10/07/2024	2		B		B		B		B		B		GA	Second Home	Purchase		A	B	A	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	84605675	32249544			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,145.00 exceeds tolerance of $1,045.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient Cure Provided At Closing.				Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	84605675	32249545			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property has rural characteristics and zoning comments on page 8 of 37 of appraisal reflect rural district. Further review required for acceptance as guides do not allow rural properties.				Reviewer Comment (2024-10-21): R5 zoning is residential. Buyer Comment (2024-10-21): Email	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82518231	32250703			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower within 3 days of closing was not provided.				Reviewer Comment (2024-10-25): Received appraisal Delivery. Exception Cleared Buyer Comment (2024-10-23): Appraisal delivery	10/25/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82518231	32250704			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	testing as Higher Priced QM (APOR). This XXXXX be re-designated upon request.				Reviewer Comment (2024-10-21): HPQM allowed Buyer Comment (2024-10-17): Please re-designate to HPQM	10/21/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82518231	32250707			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	HPQM allowed				Buyer Comment (2024-10-25): HPQM allowed on conforming.			10/25/2024	2		A		B		B		B		A		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85349640	32250710			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,075.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Tolerance Violation for Appraisal fee With Sufficient Cure Provided At Closing				Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		OK	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85349640	32250711			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account - Reason not provided				Reviewer Comment (2024-10-28): XXXXX Received Corrected PCCD and LOE. Buyer Comment (2024-10-25): LOE Buyer Comment (2024-10-25): PCCD		10/28/2024		2	C	B	C	B	C	B	C	B	C	B		OK	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	85349640	32250713			Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Log homes are ineligible per guidelines.		Construction is log, further review required.	Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.	183k vs 32k	SitusAMC,Aggregator	Reviewer Comment (2024-10-24): Investor accepts and waives with compensating factors. Buyer Comment (2024-10-24): Log home meets FNMA guideline, XXXXX accepts.			10/24/2024	2	C	B	C	B	C	B	C	B	C	B		OK	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80987479	32251518			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,150.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-04): Sufficient Cure Provided At Closing		09/04/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	80987479	32251520			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		File is missing AUS				Reviewer Comment (2024-09-09): Exception Cleared - Received AUS associated the same. Buyer Comment (2024-09-06): AUS	09/09/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	85874225	32251649			Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the Initial XXXXX Rate Lock as required by the client's guidance.				Reviewer Comment (2024-09-13): Initial Rate lock provided , Exception Cleared Buyer Comment (2024-09-12): Initial Rate Lock	09/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251891			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage is insufficient by $378.00 based on the replacement cost estimator there was no evidence of extended coverage.				Reviewer Comment (2024-09-27): Replacement Cost Estimator updated Exception cleared Buyer Comment (2024-09-26): The difference is from the debris removal which isn't included when getting coverage the replacement cost is $594,129. Current coverage is enough	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251892			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Interest rate discrepancy.		LP interest rate is XXX% with loan closing at an interest rate of XXX%.				Reviewer Comment (2024-10-01): Received updated LP. Condition cleared. Reviewer Comment (2024-09-30): Provided AUS is dated (XX/XX/XX) Exception Remains. Buyer Comment (2024-09-27): AUS	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251893			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	The file is missing a P&L statement for the Co-Borrowers Business.				Reviewer Comment (2024-09-30): P&L not required, 1099 for 2 years provided, Exception Cleared. Buyer Comment (2024-09-26): P&L's are not required for Sch C income	09/30/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251895			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM (APOR) Fail, due to missing Co-Borrowers P&L Statements.				Reviewer Comment (2024-09-30): P&L not required, 1099 for 2 years provided, Exception Cleared. Buyer Comment (2024-09-26): P&L not required for Sch C income	09/30/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-09-27): XXXXX received proof of receipt. Buyer Comment (2024-09-26): RLE	09/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251897			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,018.00 exceeds tolerance of $2,024.00 plus 10% or $2,226.40. Insufficient or no cure was provided to the borrower.	The Lender's Title Policy increased on the CD dated XX/XX/XX, with no valid change provided.				Reviewer Comment (2024-10-01): XXXXX received corrected PCCD and LOE balancing with final SS. Buyer Comment (2024-09-30): PCCD		10/01/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251898			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $340.00 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower.	The Credit Report Fee was increased on the CD dated XX/XX/XX, with no valid change provided.				Reviewer Comment (2024-09-27): Exception cured at closing. Buyer Comment (2024-09-27): Rebuttal		09/27/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251899			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $295.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Title-Endorsement Fee was added to the CD dated XX/XX/XX, with no valid change provided.				Reviewer Comment (2024-10-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-09-30): PCCD	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	88351174	32251900			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $340.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-01): Sufficient Cure Provided At Closing		10/01/2024		1		A		A		A		A		A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82833113	32251931			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Funds available $762,400 includes EMD.. Funds to close $715,777.42 includes EMD. Remaining $46,622.58. Reserves required $48,971.76.				Reviewer Comment (2024-10-01): Provided 1003 is updated with bank statement account XXXXX and also closing costs paid before closing appraisal invoice amount for $795 added due to which reserves requirement is meet. Exception cleared Buyer Comment (2024-09-30): 1003 reupload Buyer Comment (2024-09-30): 1003 was in last upload Reviewer Comment (2024-09-30): Bank statement received for the account no XXXXX and updated. To consider the Business account to meet reserve requirement updated final 1003 required. Exception remains Buyer Comment (2024-09-27): Added assets	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	82833113	32251932			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Failure due to insufficient reserves.				Reviewer Comment (2024-10-01): Provided 1003 is updated with bank statement account XXXXX and also closing costs paid before closing appraisal invoice amount for $795 added due to which reserves requirement is meet. Exception cleared Buyer Comment (2024-09-30): 1003 reupload Reviewer Comment (2024-09-30): Bank statement received for the account no XXXXX and updated. To consider the Business account to meet reserve requirement updated final 1003 required. Exception remains Buyer Comment (2024-09-27): Added asset	10/01/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	82833113	32251933			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Failure due to insufficient reserves.				Reviewer Comment (2024-10-01): Provided 1003 is updated with bank statement account XXXXX and also closing costs paid before closing appraisal invoice amount for $795 added due to which reserves requirement is meet. Exception cleared Buyer Comment (2024-09-30): 1003 reupload Buyer Comment (2024-09-30): 1003 was in previous upload Reviewer Comment (2024-09-30): Bank statement received for the account no XXXXX and updated. To consider the Business account to meet reserve requirement updated final 1003 required. Exception remains Buyer Comment (2024-09-27): Added asset	10/01/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	80991358	32281569			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.		Verification(s) of employment is not available in file.				Reviewer Comment (2024-10-29): Per lender guides, VVOE post close is acceptable. Condition cleared. Reviewer Comment (2024-10-24): Exception Remains - Received VVOE is post note date. Require Verification(s) of employment within 10 business days prior to note date. Buyer Comment (2024-10-24): VOE	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No